1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.9%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	386	$11,078

Entertainment (0.9%)
Live Nation Entertainment, Inc.*	418	40,207
Netflix, Inc.*	2,330	1,464,056
TKO Group Holdings, Inc., Class A	284	31,055

		1,535,318

Interactive Media & Services (11.0%)
Alphabet, Inc., Class A	35,092	6,019,682
Alphabet, Inc., Class C	29,023	5,025,333
Meta Platforms, Inc., Class A	15,834	7,518,458

		18,563,473

Total Communication Services		20,109,869

Consumer Discretionary (16.3%)
Automobiles (0.5%)
Tesla, Inc.*	3,680	854,018

Broadline Retail (6.6%)
Amazon.com, Inc.*	56,667	10,595,595
Coupang, Inc., Class A*	26,592	551,784
Etsy, Inc.*	328	21,366

		11,168,745

Distributors (0.3%)
Pool Corp.	1,166	436,131

Diversified Consumer Services (0.0%)†
H&R Block, Inc.	306	17,730

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	2,379	332,013
Booking Holdings, Inc.	69	256,336
Chipotle Mexican Grill, Inc.*	24,500	1,330,840
Choice Hotels International, Inc.(x)	896	114,195
Churchill Downs, Inc.	230	33,019
Darden Restaurants, Inc.	1,320	193,103
Domino’s Pizza, Inc.	159	68,163
Expedia Group, Inc.*	867	110,690
Hilton Worldwide Holdings, Inc.	292	62,684
Las Vegas Sands Corp.	9,740	386,386
McDonald’s Corp.	334	88,643
Norwegian Cruise Line Holdings Ltd.*	3,780	69,665
Planet Fitness, Inc., Class A*	114	8,402
Royal Caribbean Cruises Ltd.*	1,928	302,156
Starbucks Corp.	1,335	104,063
Texas Roadhouse, Inc., Class A	2,941	513,528
Wingstop, Inc.	143	53,465
Wynn Resorts Ltd.	130	10,767
Yum! Brands, Inc.	812	107,858

		4,145,976

Specialty Retail (5.3%)
AutoZone, Inc.*	42	131,615
Burlington Stores, Inc.*	2,488	647,676
CarMax, Inc.*	321	27,105
Dick’s Sporting Goods, Inc.	162	35,049
Floor & Decor Holdings, Inc., Class A*	2,932	287,336
Home Depot, Inc. (The)	6,300	2,319,408
Murphy USA, Inc.	770	388,788
O’Reilly Automotive, Inc.*	136	153,182
RH*	6	1,740
Ross Stores, Inc.	6,166	883,156
TJX Cos., Inc. (The)	19,027	2,150,432
Tractor Supply Co.	4,073	1,072,502
Ulta Beauty, Inc.*	1,175	428,746
Valvoline, Inc.*	529	24,599
Williams-Sonoma, Inc.	2,450	378,966

		8,930,300

Textiles, Apparel & Luxury Goods (1.2%)
Crocs, Inc.*	2,692	361,724
Deckers Outdoor Corp.*	949	875,576
Lululemon Athletica, Inc.*	1,585	409,976
NIKE, Inc., Class B	4,935	369,434
Skechers USA, Inc., Class A*	175	11,398

		2,028,108

Total Consumer Discretionary		27,581,008

Consumer Staples (4.7%)
Beverages (1.2%)
Celsius Holdings, Inc.*	3,563	166,855
Coca-Cola Co. (The)	13,704	914,605
Monster Beverage Corp.*	3,180	163,611
PepsiCo, Inc.	4,776	824,672

		2,069,743

Consumer Staples Distribution & Retail (2.4%)
Casey’s General Stores, Inc.	169	65,545
Costco Wholesale Corp.	4,324	3,554,328
Performance Food Group Co.*	1,650	113,850
Sysco Corp.	4,415	338,410

		4,072,133

Food Products (0.3%)
Hershey Co. (The)	1,980	391,010
Lamb Weston Holdings, Inc.	198	11,884

		402,894

Household Products (0.8%)
Clorox Co. (The)	2,026	267,290
Colgate-Palmolive Co.	2,284	226,550
Kimberly-Clark Corp.	4,725	638,111
Procter & Gamble Co. (The)	1,373	220,724

		1,352,675

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	52,495

Total Consumer Staples		7,949,940

Energy (2.0%)
Energy Equipment & Services (0.1%)
Weatherford International plc*	2,064	243,263

Oil, Gas & Consumable Fuels (1.9%)
Antero Midstream Corp.	3,947	56,679
Cheniere Energy, Inc.	4,268	779,508
Civitas Resources, Inc.	830	57,901
Hess Corp.	4,488	688,549
New Fortress Energy, Inc.(x)	950	18,753
Permian Resources Corp.	3,356	51,481
Targa Resources Corp.	8,116	1,097,932
Texas Pacific Land Corp.	469	396,258

		3,147,061

Total Energy		3,390,324

Financials (6.3%)
Banks (0.0%)†
NU Holdings Ltd., Class A*	3,100	37,603

Capital Markets (1.8%)
Ameriprise Financial, Inc.	2,751	1,183,123

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Blackstone, Inc.	1,949	$277,050
Charles Schwab Corp. (The)	930	60,627
FactSet Research Systems, Inc.	468	193,326
Goldman Sachs Group, Inc. (The)	542	275,894
Jefferies Financial Group, Inc.	1,413	82,618
KKR & Co., Inc.	1,243	153,448
LPL Financial Holdings, Inc.	1,933	428,198
Moody’s Corp.	804	367,010
MSCI, Inc.	91	49,209
XP, Inc., Class A	1,114	19,061

		3,089,564

Consumer Finance (0.2%)
Ally Financial, Inc.	843	37,944
American Express Co.	1,009	255,317
Credit Acceptance Corp.*	58	33,344

		326,605

Financial Services (3.0%)
Apollo Global Management, Inc.	5,617	703,866
Fiserv, Inc.*	57	9,323
Mastercard, Inc., Class A	5,400	2,504,034
Visa, Inc., Class A	7,289	1,936,469

		5,153,692

Insurance (1.3%)
Allstate Corp. (The)	311	53,219
Everest Group Ltd.	193	75,824
Kinsale Capital Group, Inc.	299	136,664
Markel Group, Inc.*	59	96,692
Marsh & McLennan Cos., Inc.	888	197,642
Progressive Corp. (The)	7,311	1,565,431

		2,125,472

Total Financials		10,732,936

Health Care (6.1%)
Biotechnology (2.1%)
AbbVie, Inc.	7,954	1,474,035
Alnylam Pharmaceuticals, Inc.*	222	52,716
Amgen, Inc.	1,588	527,962
GRAIL, Inc.*	27	415
Incyte Corp.*	2,222	144,586
Neurocrine Biosciences, Inc.*	1,502	212,638
Regeneron Pharmaceuticals, Inc.*	57	61,514
Vertex Pharmaceuticals, Inc.*	2,216	1,098,516

		3,572,382

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	931	215,880
Dexcom, Inc.*	3,048	206,715
Edwards Lifesciences Corp.*	3,762	237,194
IDEXX Laboratories, Inc.*	1,297	617,528
Intuitive Surgical, Inc.*	880	391,257
ResMed, Inc.	1,486	316,889
Stryker Corp.	170	55,667

		2,041,130

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	306	30,854
Cencora, Inc.	1,690	402,017
Cigna Group (The)	90	31,380
Elevance Health, Inc.	180	95,766
HCA Healthcare, Inc.	104	37,757
McKesson Corp.	118	72,808
Molina Healthcare, Inc.*	588	200,667
UnitedHealth Group, Inc.	244	140,583

		1,011,832

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	1,241	238,185

Life Sciences Tools & Services (0.3%)
Bruker Corp.	1,579	108,177
Waters Corp.*	645	216,901
West Pharmaceutical Services, Inc.	792	242,487

		567,565

Pharmaceuticals (1.7%)
Eli Lilly and Co.	2,806	2,256,782
Merck & Co., Inc.	1,483	167,772
Zoetis, Inc.	2,732	491,869

		2,916,423

Total Health Care		10,347,517

Industrials (8.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)*	154	29,352
BWX Technologies, Inc.	513	51,038
GE Aerospace	747	127,139
Lockheed Martin Corp.	1,881	1,019,352
TransDigm Group, Inc.	20	25,885

		1,252,766

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	51,676

Building Products (0.6%)
AAON, Inc.	736	65,158
Advanced Drainage Systems, Inc.	2,211	391,435
Armstrong World Industries, Inc.	184	24,178
Lennox International, Inc.	269	156,962
Trane Technologies plc	498	166,471
Trex Co., Inc.*	3,300	275,979

		1,080,183

Commercial Services & Supplies (0.9%)
Cintas Corp.	512	391,137
Copart, Inc.*	7,396	387,033
Rollins, Inc.	2,737	131,130
Waste Management, Inc.	2,566	520,025

		1,429,325

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	818	271,920
EMCOR Group, Inc.	528	198,232
Quanta Services, Inc.	279	74,041

		544,193

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	526	81,888
Vertiv Holdings Co., Class A	3,558	280,014

		361,902

Ground Transportation (1.0%)
Avis Budget Group, Inc.	7	707
Old Dominion Freight Line, Inc.	2,648	556,557
Saia, Inc.*	67	27,996
Uber Technologies, Inc.*	1,999	128,875
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	89	5,944
U-Haul Holding Co. (New York Stock exchange)	1,153	73,481
Union Pacific Corp.	3,816	941,522

		1,735,082

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	372	76,167

Machinery (1.6%)
Caterpillar, Inc.	5,609	1,941,836
Illinois Tool Works, Inc.	1,690	417,903
Lincoln Electric Holdings, Inc.	1,423	292,298

		2,652,037

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	$15,854

Professional Services (1.5%)
Automatic Data Processing, Inc.	4,566	1,199,123
Paychex, Inc.	4,327	553,942
Paycom Software, Inc.	1,606	267,865
Verisk Analytics, Inc.	2,160	565,380

		2,586,310

Trading Companies & Distributors (1.2%)
Fastenal Co.	11,419	807,894
United Rentals, Inc.	283	214,259
W.W. Grainger, Inc.	1,101	1,075,468

		2,097,621

Total Industrials		13,883,116

Information Technology (43.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	2,130	738,151
Motorola Solutions, Inc.	1,643	655,426
Ubiquiti, Inc.	128	23,753

		1,417,330

Electronic Equipment, Instruments & Components (0.4%)
CDW Corp.	1,289	281,144
Jabil, Inc.	2,888	325,391

		606,535

IT Services (0.4%)
Gartner, Inc.*	765	383,410
GoDaddy, Inc., Class A*	1,952	283,918
Twilio, Inc., Class A*	44	2,602
VeriSign, Inc.*	12	2,244

		672,174

Semiconductors & Semiconductor Equipment (16.0%)
Advanced Micro Devices, Inc.*	5,610	810,533
Applied Materials, Inc.	7,777	1,650,279
Broadcom, Inc.	24,320	3,907,738
KLA Corp.	1,698	1,397,573
Lam Research Corp.	2,046	1,884,857
NVIDIA Corp.	124,809	14,605,149
QUALCOMM, Inc.	12,382	2,240,523
Teradyne, Inc.	2,097	275,043
Texas Instruments, Inc.	1,982	403,951

		27,175,646

Software (13.5%)
Adobe, Inc.*	1,230	678,529
AppLovin Corp., Class A*	2,746	211,717
Dropbox, Inc., Class A*	875	20,930
Fair Isaac Corp.*	128	204,800
Fortinet, Inc.*	3,381	196,233
Intuit, Inc.	1,477	956,136
Manhattan Associates, Inc.*	952	243,122
Microsoft Corp.	40,331	16,872,474
Nutanix, Inc., Class A*	445	22,477
Oracle Corp.	6,696	933,757
Palo Alto Networks, Inc.*	1,936	628,677
Pegasystems, Inc.	819	57,101
Salesforce, Inc.	3,769	975,417
ServiceNow, Inc.*	993	808,689

		22,810,059

Technology Hardware, Storage & Peripherals (12.3%)
Apple, Inc.	92,877	20,626,124
HP, Inc.	670	24,180
NetApp, Inc.	932	118,346
Pure Storage, Inc., Class A*	2,284	136,880

		20,905,530

Total Information Technology		73,587,274

Materials (0.7%)
Chemicals (0.4%)
RPM International, Inc.	1,043	126,683
Sherwin-Williams Co. (The)	1,340	470,072

		596,755

Construction Materials (0.2%)
Eagle Materials, Inc.	1,181	321,586
Martin Marietta Materials, Inc.	48	28,481
Vulcan Materials Co.	141	38,706

		388,773

Containers & Packaging (0.0%)†
Avery Dennison Corp.	345	74,806

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.*	2,677	41,092

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	1,431	140,467

Total Materials		1,241,893

Real Estate (0.0%)†
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	264	66,238

Total Real Estate		66,238

Utilities (0.2%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	142	26,952
NRG Energy, Inc.	584	43,899

		70,851

Independent Power and Renewable Electricity Producers (0.2%)
Vistra Corp.	3,927	311,097

Total Utilities		381,948

Total Common Stocks (99.8%) (Cost $156,676,471)		169,272,063

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	17,216	17,216
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield) (xx)	17,216	17,216
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	82,209	82,209

Total Investment Companies		116,641

Total Short-Term Investments (0.1%) (Cost $116,641)		116,641

Total Investments in Securities (99.9%) (Cost $156,793,112)		169,388,704
Other Assets Less Liabilities (0.1%)		140,106

Net Assets (100%)		$169,528,810

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)

At July 31, 2024, the Fund had loaned securities with a total value of $124,946. This was collateralized by $14,082 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 9/5/24 – 2/15/54 and by cash of $116,641 which was subsequently invested in investment companies.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND (FORMERLY, 1290 RETIREMENT 2060 FUND)

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,109,869	$—	$—	$20,109,869
Consumer Discretionary	27,581,008	—	—	27,581,008
Consumer Staples	7,949,940	—	—	7,949,940
Energy	3,390,324	—	—	3,390,324
Financials	10,732,936	—	—	10,732,936
Health Care	10,347,517	—	—	10,347,517
Industrials	13,883,116	—	—	13,883,116
Information Technology	73,587,274	—	—	73,587,274
Materials	1,241,893	—	—	1,241,893
Real Estate	66,238	—	—	66,238
Utilities	381,948	—	—	381,948
Short-Term Investments
Investment Companies	116,641	—	—	116,641

Total Assets	$169,388,704	$—	$—	$169,388,704

Total Liabilities	$—	$—	$—	$—

Total	$169,388,704	$—	$—	$169,388,704

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,086,420
Aggregate gross unrealized depreciation	(1,503,439)

Net unrealized appreciation	$12,582,981

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,805,723

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Commercial Mortgage-Backed Securities (1.6%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
4.838%, 5/10/58(l)§		$2,200,000	$2,017,379
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 D
4.419%, 2/10/48(l)§		6,630,000	5,808,935
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24 D
3.257%, 5/15/48§		2,520,000	2,256,136

Total Commercial Mortgage-Backed Securities			10,082,450

Corporate Bonds (4.9%)
Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Baytex Energy Corp.
8.500%, 4/30/30§		5,720,000	6,008,574
Petroleos Mexicanos
5.350%, 2/12/28		14,860,000	13,477,277

Total Energy			19,485,851

Financials (1.4%)
Capital Markets (0.9%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,060,311
Golub Capital BDC, Inc.
2.500%, 8/24/26		5,275,000	4,914,302

			5,974,613

Financial Services (0.5%)
Freedom Mortgage Corp.
6.625%, 1/15/27§		3,210,000	3,137,775

Total Financials			9,112,388

Materials (0.4%)
Metals & Mining (0.4%)
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36§		1,130,000	1,179,155
6.300%, 9/8/53§		1,570,000	1,573,140

Total Materials			2,752,295

Total Corporate Bonds			31,350,534

Foreign Government Securities (5.9%)
Mex Bonos Desarr Fix Rt
Series M
8.000%, 7/31/53	MXN	374,600,000	16,318,685
Notas do Tesouro Nacional
6.000%, 8/15/50 TIPS	BRL	84,425,354	14,398,264
Republic of Panama
3.870%, 7/23/60		$5,660,000	3,315,232
4.500%, 1/19/63		4,770,000	3,098,115

Total Foreign Government Securities			37,130,296

Mortgage-Backed Securities (33.1%)
FHLMC UMBS
4.000%, 7/1/52		28,926,697	27,036,662
FNMA UMBS
5.000%, 10/1/52		1,773,994	1,746,413
5.000%, 11/1/52		28,981,376	28,530,776
5.500%, 12/1/52		3,583,828	3,584,141
5.500%, 1/1/53		18,907,397	18,909,049
GNMA
5.000%, 10/20/52		3,082,804	3,044,008
5.500%, 10/20/52		23,220,427	23,253,602
5.000%, 2/20/53		11,801,786	11,645,891
5.500%, 2/20/53		6,723,567	6,735,274
5.000%, 3/20/53		12,836,720	12,675,176
5.500%, 4/20/53		9,698,761	9,712,618
5.500%, 5/20/53		15,370,748	15,392,708
5.000%, 6/20/53		9,938,859	9,807,571
5.500%, 6/20/53		8,016,984	8,033,449
5.500%, 9/20/53		13,990,668	14,019,401
5.500%, 10/20/53		14,624,599	14,645,493

Total Mortgage-Backed Securities			208,772,232

U.S. Treasury Obligations (41.1%)
U.S. Treasury Bonds
2.875%, 5/15/52		138,470,000	104,364,866
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.429%, 10/31/25(k)		11,120,000	11,117,717
3.875%, 8/15/33		146,210,000	143,706,505

Total U.S. Treasury Obligations			259,189,088

Total Long-Term Debt Securities (86.6%) (Cost $545,093,054)			546,524,600

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (4.0%)
Arab Republic of Egypt
26.95%, 12/17/24(p)	EGP	737,225,000	13,768,467
26.13%, 2/4/25(p)		625,000,000	11,344,168

Total Foreign Government Treasury Bills			25,112,635

	Number of Shares
Investment Companies (5.0%)
JPMorgan Prime Money Market Fund, IM Shares
5.52% (7 day yield)		31,534,993	31,544,453

Total Short-Term Investments (9.0%) (Cost $57,349,043)			56,657,088

Total Investments in Securities (95.6%) (Cost $602,442,097)			603,181,688
Other Assets Less Liabilities (4.4%)			27,486,739

Net Assets (100%)			$630,668,427

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2024, the market value of these securities amounted to $21,981,094 or 3.5% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2024.

(p)	Yield to maturity.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

KRW — Korean (South) Won

MXN — Mexican Peso

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

Futures contracts outstanding as of July 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	550	9/2024	GBP	70,153,749	2,390,588
U.S. Treasury 5 Year Note	3,130	9/2024	USD	337,697,656	7,540,599
U.S. Treasury 10 Year Ultra Note	1,438	9/2024	USD	166,201,344	3,706,977

					13,638,164

Short Contracts
Euro-Bund	(538)	9/2024	EUR	(77,864,359)	(1,537,544)

					(1,537,544)

					12,100,620

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

Forward Foreign Currency Contracts outstanding as of July 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	11,470,000	USD	12,369,592	Goldman Sachs Bank USA	8/7/2024	46,650
ZAR	652,800,000	USD	35,621,578	Morgan Stanley	8/15/2024	177,450
TRY	438,900,000	USD	12,586,948	Citibank NA	8/22/2024	356,577
USD	19,016,101	AUD	28,640,000	Morgan Stanley	9/6/2024	269,030
CHF	32,990,000	USD	37,230,419	Goldman Sachs Bank USA	9/12/2024	545,386
CHF	11,460,000	USD	13,039,990	UBS AG	9/12/2024	82,493
JPY	958,000,000	USD	6,416,636	Barclays Bank plc	9/13/2024	19,727
JPY	5,486,000,000	USD	35,417,927	JPMorgan Chase Bank	9/13/2024	1,439,994
USD	16,760,526	MXN	312,500,000	Citibank NA	10/29/2024	225,992
COP	98,850,000,000	USD	23,996,213	JPMorgan Chase Bank**	10/30/2024	85,624
EUR	11,470,000	USD	12,466,915	JPMorgan Chase Bank	11/7/2024	5,571

Total unrealized appreciation						3,254,494

EUR	40,730,000	USD	44,470,032	Barclays Bank plc	8/7/2024	(379,924)
EUR	22,900,000	USD	24,916,024	HSBC Bank plc	8/7/2024	(126,840)
USD	80,673,353	EUR	75,100,000	JPMorgan Chase Bank	8/7/2024	(622,182)
CLP	8,540,000,000	USD	9,235,827	HSBC Bank plc**	8/14/2024	(169,729)
USD	9,065,817	CLP	8,540,000,000	HSBC Bank plc**	8/14/2024	(281)
USD	34,827,702	ZAR	652,800,000	HSBC Bank plc	8/15/2024	(971,326)
AUD	75,430,000	USD	50,175,282	Morgan Stanley	9/6/2024	(800,576)
GBP	14,330,000	USD	18,515,234	Morgan Stanley	9/10/2024	(86,387)
USD	35,353,909	GBP	27,640,000	Citibank NA	9/10/2024	(192,032)
USD	24,735,353	CHF	21,930,000	Goldman Sachs Bank USA	9/12/2024	(375,995)
KRW	25,630,000,000	USD	18,755,260	Citibank NA**	9/13/2024	(90,673)
USD	15,843,480	JPY	2,498,000,000	JPMorgan Chase Bank	9/13/2024	(939,438)
CLP	8,750,000,000	USD	9,462,805	HSBC Bank plc**	9/17/2024	(175,852)
USD	9,191,756	CLP	8,750,000,000	HSBC Bank plc**	9/17/2024	(95,197)
CLP	12,280,000,000	USD	13,187,852	HSBC Bank plc**	10/11/2024	(157,495)
USD	13,014,679	CLP	12,280,000,000	HSBC Bank plc**	10/11/2024	(15,678)
BRL	103,240,000	USD	18,702,899	HSBC Bank plc**	10/22/2024	(615,189)
USD	23,987,478	COP	98,850,000,000	JPMorgan Chase Bank**	10/30/2024	(94,359)
EUR	17,380,000	USD	18,933,598	Goldman Sachs Bank USA	11/7/2024	(34,573)

Total unrealized depreciation						(5,943,726)

Net unrealized depreciation						(2,689,232)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$10,082,450	$—	$10,082,450
Corporate Bonds
Energy	—	19,485,851	—	19,485,851
Financials	—	9,112,388	—	9,112,388
Materials	—	2,752,295	—	2,752,295
Foreign Government Securities	—	37,130,296	—	37,130,296
Forward Currency Contracts	—	3,254,494	—	3,254,494
Futures	13,638,164	—	—	13,638,164
Mortgage-Backed Securities	—	208,772,232	—	208,772,232
Short-Term Investments
Foreign Government Treasury Bills	—	25,112,635	—	25,112,635
Investment Companies	31,544,453	—	—	31,544,453
U.S. Treasury Obligations	—	259,189,088	—	259,189,088

Total Assets	$45,182,617	$574,891,729	$—	$620,074,346

Liabilities:
Forward Currency Contracts	$—	$(5,943,726)	$—	$(5,943,726)
Futures	(1,537,544)	—	—	(1,537,544)

Total Liabilities	$(1,537,544)	$(5,943,726)	$—	$(7,481,270)

Total	$43,645,073	$568,948,003	$—	$612,593,076

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,986,300
Aggregate gross unrealized depreciation	(5,845,051)

Net unrealized appreciation	$19,141,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$593,451,827

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Interactive Media & Services (0.9%)
EverQuote, Inc., Class A*	20,098	$524,357

Media (0.4%)
Innovid Corp.(x)*	128,391	272,189

Total Communication Services		796,546

Consumer Discretionary (6.8%)
Automobile Components (2.0%)
Patrick Industries, Inc.	5,713	731,607
Superior Industries International, Inc.*	146,029	489,197

		1,220,804

Diversified Consumer Services (2.7%)
Frontdoor, Inc.*	13,089	516,492
Lincoln Educational Services Corp.*	81,318	1,147,397

		1,663,889

Hotels, Restaurants & Leisure (0.9%)
Sweetgreen, Inc., Class A*	21,695	596,179

Household Durables (0.6%)
Lifetime Brands, Inc.	43,493	375,779

Specialty Retail (0.6%)
Revolve Group, Inc., Class A*	19,273	372,932

Total Consumer Discretionary		4,229,583

Consumer Staples (0.8%)
Food Products (0.8%)
SunOpta, Inc.*	97,396	516,199

Total Consumer Staples		516,199

Energy (2.7%)
Energy Equipment & Services (1.8%)
Expro Group Holdings NV*	22,829	530,089
TETRA Technologies, Inc.*	160,266	597,792

		1,127,881

Oil, Gas & Consumable Fuels (0.9%)
Matador Resources Co.	9,379	576,621

Total Energy		1,704,502

Financials (7.0%)
Banks (0.8%)
Bancorp, Inc. (The)*	9,263	480,194

Capital Markets (1.8%)
BGC Group, Inc., Class A	60,860	560,521
Evercore, Inc., Class A	2,370	593,424

		1,153,945

Consumer Finance (0.5%)
NerdWallet, Inc., Class A*	21,425	313,448

Financial Services (1.4%)
Paymentus Holdings, Inc., Class A*	40,603	858,753

Insurance (2.5%)
HCI Group, Inc.	7,421	699,503
Heritage Insurance Holdings, Inc.*	45,400	362,746
Universal Insurance Holdings, Inc.	26,207	519,161

		1,581,410

Total Financials		4,387,750

Health Care (26.7%)
Biotechnology (7.0%)
Amicus Therapeutics, Inc.*	51,172	527,584
Arcutis Biotherapeutics, Inc.*	31,644	318,655
Dynavax Technologies Corp.*	32,568	364,436
Insmed, Inc.*	19,948	1,451,217
Kiniksa Pharmaceuticals International plc, Class A*	36,227	963,638
Myriad Genetics, Inc.*	25,871	723,612

		4,349,142

Health Care Equipment & Supplies (7.9%)
Alphatec Holdings, Inc.*	58,077	586,578
Brainsway Ltd. (ADR)*	61,736	446,969
ClearPoint Neuro, Inc.(x)*	85,936	615,302
Delcath Systems, Inc.*	62,544	539,129
Myomo, Inc.(x)*	114,763	546,272
Novocure Ltd.*	31,177	709,900
PROCEPT BioRobotics Corp.*	15,614	988,678
Stereotaxis, Inc.*	255,085	510,170

		4,942,998

Health Care Providers & Services (3.1%)
Biodesix, Inc.(x)*	176,550	290,425
Performant Financial Corp.*	123,626	458,652
PetIQ, Inc., Class A*	26,951	589,688
Talkspace, Inc.*	287,396	577,666

		1,916,431

Health Care Technology (2.8%)
GoodRx Holdings, Inc., Class A*	69,948	633,029
OptimizeRx Corp.*	45,032	491,299
Phreesia, Inc.*	15,563	388,297
Sophia Genetics SA*	50,530	222,332

		1,734,957

Life Sciences Tools & Services (0.8%)
Adaptive Biotechnologies Corp.(x)*	113,538	516,598

Pharmaceuticals (5.1%)
Aquestive Therapeutics, Inc.(x)*	130,635	501,638
Evolus, Inc.*	53,130	659,875
EyePoint Pharmaceuticals, Inc.*	26,450	261,326
Ligand Pharmaceuticals, Inc.*	6,029	657,101
MediWound Ltd.(x)*	21,233	408,310
Ocular Therapeutix, Inc.(x)*	80,597	681,851

		3,170,101

Total Health Care		16,630,227

Industrials (32.0%)
Aerospace & Defense (5.0%)
Kratos Defense & Security Solutions, Inc.*	51,223	1,154,566
Leonardo DRS, Inc.*	68,435	1,929,867

		3,084,433

Building Products (2.7%)
Builders FirstSource, Inc.*	2,989	500,269
Caesarstone Ltd.(x)*	70,290	445,639
Griffon Corp.	10,255	738,975

		1,684,883

Commercial Services & Supplies (5.8%)
CECO Environmental Corp.*	38,701	1,130,069
Enviri Corp.*	72,661	858,853
Interface, Inc., Class A	29,974	517,951
Montrose Environmental Group, Inc.*	18,191	580,111

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Perma-Fix Environmental Services, Inc.(x)*	40,401	$512,689

		3,599,673

Construction & Engineering (4.9%)
Argan, Inc.	10,667	841,946
Great Lakes Dredge & Dock Corp.*	62,973	593,835
Matrix Service Co.(x)*	43,802	443,276
Orion Group Holdings, Inc.*	45,541	373,892
Sterling Infrastructure, Inc.*	6,802	791,481

		3,044,430

Electrical Equipment (3.4%)
American Superconductor Corp.*	48,337	1,167,822
LSI Industries, Inc.	56,531	964,419

		2,132,241

Ground Transportation (1.0%)
Covenant Logistics Group, Inc., Class A	10,925	611,254

Machinery (2.8%)
Graham Corp.*	34,063	1,116,244
Manitex International, Inc.*	65,910	335,482
Stratasys Ltd.*	35,248	301,723

		1,753,449

Professional Services (3.6%)
DLH Holdings Corp.*	31,386	363,136
Legalzoom.com, Inc.*	4,959	33,126
Planet Labs PBC*	205,680	522,427
Upwork, Inc.*	30,043	364,121
Willdan Group, Inc.*	29,013	982,961

		2,265,771

Trading Companies & Distributors (2.8%)
MRC Global, Inc.*	56,428	817,078
Transcat, Inc.*	8,039	926,414

		1,743,492

Total Industrials		19,919,626

Information Technology (19.0%)
Communications Equipment (2.3%)
AudioCodes Ltd.	37,309	421,592
Ceragon Networks Ltd.*	231,638	641,637
Lantronix, Inc.*	87,244	357,700

		1,420,929

Electronic Equipment, Instruments & Components (4.6%)
Arlo Technologies, Inc.*	41,947	635,916
Identiv, Inc.(x)*	84,977	332,260
Mirion Technologies, Inc., Class A*	67,353	709,901
Novanta, Inc.*	4,277	774,907
Ouster, Inc.*	30,559	401,240

		2,854,224

IT Services (0.5%)
Research Solutions, Inc.*	121,153	339,228

Semiconductors & Semiconductor Equipment (2.6%)
Ambarella, Inc.*	8,247	434,122
AXT, Inc.*	80,549	293,199
QuickLogic Corp.(x)*	22,829	246,553
Tower Semiconductor Ltd.*	15,199	620,119

		1,593,993

Software (8.0%)
American Software, Inc., Class A	24,377	266,685
AvePoint, Inc.*	60,499	659,439
Cognyte Software Ltd.*	72,454	552,824
Docebo, Inc.*	15,678	623,514
LiveRamp Holdings, Inc.*	8,864	268,402
OneSpan, Inc.*	46,894	694,031
Red Violet, Inc.*	12,707	327,332
SimilarWeb Ltd.*	55,500	340,215
Zeta Global Holdings Corp., Class A*	59,005	1,263,887

		4,996,329

Technology Hardware, Storage & Peripherals (1.0%)
Turtle Beach Corp.*	42,978	621,892

Total Information Technology		11,826,595

Materials (1.1%)
Chemicals (1.1%)
Aspen Aerogels, Inc.*	33,973	693,389

Total Materials		693,389

Total Common Stocks (97.4%) (Cost $45,830,580)		60,704,417

EXCHANGE TRADED FUNDS (ETF):
Equity (0.3%)
iShares Russell 2000 Growth ETF	537	152,487

Total Exchange Traded Funds (0.3%) (Cost $141,021)		152,487

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	1,724,611	1,724,611
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	1,182,030	1,182,384

Total Investment Companies		3,306,995

Total Short-Term Investments (5.3%) (Cost $3,306,877)		3,306,995

Total Investments in Securities (103.0%) (Cost $49,278,478)		64,163,899
Other Assets Less Liabilities (-3.0%)		(1,852,207)

Net Assets (100%)		$62,311,692

*	Non-income producing.

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)

At July 31, 2024, the Fund had loaned securities with a total value of $2,446,992. This was collateralized by $ 416,516 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.341%, maturing 11/15/24 – 2/15/51 and by cash of $2,124,611 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$796,546	$—	$—	$796,546
Consumer Discretionary	4,229,583	—	—	4,229,583
Consumer Staples	516,199	—	—	516,199
Energy	1,704,502	—	—	1,704,502
Financials	4,387,750	—	—	4,387,750
Health Care	16,630,227	—	—	16,630,227
Industrials	19,919,626	—	—	19,919,626
Information Technology	11,826,595	—	—	11,826,595
Materials	693,389	—	—	693,389
Exchange Traded Funds	152,487	—	—	152,487
Short-Term Investments
Investment Companies	3,306,995	—	—	3,306,995

Total Assets	$64,163,899	$—	$—	$64,163,899

Total Liabilities	$—	$—	$—	$—

Total	$64,163,899	$—	$—	$64,163,899

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,325,213
Aggregate gross unrealized depreciation	(2,457,686)

Net unrealized appreciation	$14,867,527

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,296,372

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.9%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	500	$20,130
Iridium Communications, Inc.	1,000	28,700
Telesat Corp.(x)*	120,000	925,200

		974,030

Entertainment (4.8%)
Atlanta Braves Holdings, Inc., Class A(x)*	40,500	1,859,760
Atlanta Braves Holdings, Inc., Class C*	21,000	912,030
Liberty Media Corp.-Liberty Live, Class A*	1,000	37,770
Lions Gate Entertainment Corp., Class A(x)*	30,000	275,100
Lions Gate Entertainment Corp., Class B*	20,000	164,800
Madison Square Garden Entertainment Corp., Class A*	19,000	750,310
Madison Square Garden Sports Corp.*	13,300	2,665,453
Sphere Entertainment Co.*	26,500	1,178,720

		7,843,943

Media (8.4%)
Altice USA, Inc., Class A(x)*	3,500	7,315
AMC Networks, Inc., Class A(x)*	20,000	222,600
Clear Channel Outdoor Holdings, Inc.*	355,000	589,300
Corus Entertainment, Inc., Class B*	120,000	9,126
EchoStar Corp., Class A*	37,292	748,823
EW Scripps Co. (The), Class A*	35,000	131,600
Fox Corp., Class B	12,000	425,160
Grupo Televisa SAB (ADR)	510,000	1,111,800
JCDecaux SE*	31,000	645,060
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	90,480
News Corp., Class B	20,000	569,800
Nexstar Media Group, Inc., Class A	10,200	1,884,858
Paramount Global, Class A(x)	123,000	2,816,700
Paramount Global, Class B	35,000	399,700
Sinclair, Inc.(x)	160,000	2,460,800
Sirius XM Holdings, Inc.(x)	51,000	175,950
TEGNA, Inc.	66,000	1,051,380
WideOpenWest, Inc.*	34,000	185,300

		13,525,752

Wireless Telecommunication Services (2.1%)
Gogo, Inc.*	12,900	117,132
Millicom International Cellular SA*	42,000	1,040,340
Telephone and Data Systems, Inc.	30,000	636,000
United States Cellular Corp.*	30,000	1,612,500

		3,405,972

Total Communication Services		25,749,697

Consumer Discretionary (14.9%)
Automobile Components (5.2%)
Dana, Inc.	98,000	1,245,580
Garrett Motion, Inc.*	10,000	87,600
Gentex Corp.	24,000	745,440
Gentherm, Inc.*	4,200	231,756
Goodyear Tire & Rubber Co. (The)*	140,000	1,638,000
Modine Manufacturing Co.*	28,500	3,353,310
Strattec Security Corp.*	45,500	1,115,660

		8,417,346

Automobiles (0.1%)
Winnebago Industries, Inc.	2,000	125,040

Diversified Consumer Services (0.4%)
Graham Holdings Co., Class B	800	619,880

Hotels, Restaurants & Leisure (3.3%)
Bally’s Corp.*	27,000	465,210
Caesars Entertainment, Inc.*	42,500	1,697,875
Churchill Downs, Inc.	4,000	574,240
Golden Entertainment, Inc.	22,500	752,175
Krispy Kreme, Inc.(x)	12,000	127,560
Nathan’s Famous, Inc.	19,500	1,463,475
Ollamani SAB*	130,000	289,920
Wynn Resorts Ltd.	800	66,256

		5,436,711

Household Durables (1.1%)
Bassett Furniture Industries, Inc.	24,000	315,360
Lennar Corp., Class B	9,000	1,484,640

		1,800,000

Leisure Products (1.7%)
Brunswick Corp.	14,000	1,140,300
Johnson Outdoors, Inc., Class A	31,500	1,335,600
Mattel, Inc.*	12,900	248,841

		2,724,741

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	24,200	1,532,586
AutoNation, Inc.*	7,000	1,335,040
Lands’ End, Inc.*	10,000	176,900
Monro, Inc.	50,000	1,541,000
Valvoline, Inc.*	10,000	465,000

		5,050,526

Total Consumer Discretionary		24,174,244

Consumer Staples (8.0%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	2,200	616,462
National Beverage Corp.	19,500	951,405
Remy Cointreau SA	9,400	741,905

		2,309,772

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	162,100
Village Super Market, Inc., Class A	8,600	272,448

		434,548

Food Products (2.7%)
Bunge Global SA	3,500	368,305
Calavo Growers, Inc.	32,000	761,280
Farmer Bros Co.*	96,000	261,120
Hain Celestial Group, Inc. (The)*	38,000	294,120
J M Smucker Co. (The)	13,000	1,533,350
Maple Leaf Foods, Inc.	47,000	858,197
McCormick & Co., Inc. (Non-Voting)	2,900	223,445

		4,299,817

Household Products (2.9%)
Energizer Holdings, Inc.	70,000	2,155,300
Spectrum Brands Holdings, Inc.	31,000	2,622,910

		4,778,210

Personal Care Products (0.7%)
Edgewell Personal Care Co.	27,300	1,068,795

Total Consumer Staples		12,891,142

Energy (1.1%)
Energy Equipment & Services (1.1%)
Dril-Quip, Inc.*	60,000	1,039,200

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
RPC, Inc.	104,000	$776,880

Total Energy		1,816,080

Financials (2.4%)
Banks (1.8%)
Cadence Bank	9,000	295,830
Flushing Financial Corp.	27,000	397,710
SouthState Corp.	6,000	593,820
Synovus Financial Corp.	37,000	1,729,750

		3,017,110

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,200	222,744
Janus Henderson Group plc	10,000	372,300

		595,044

Financial Services (0.2%)
NCR Atleos Corp.*	9,000	289,350

Total Financials		3,901,504

Health Care (2.7%)
Health Care Equipment & Supplies (0.3%)
Cutera, Inc.(x)*	2,000	2,800
QuidelOrtho Corp.*	12,500	491,125

		493,925

Health Care Providers & Services (0.8%)
Henry Schein, Inc.*	3,500	251,790
Option Care Health, Inc.*	17,500	519,575
Patterson Cos., Inc.	18,000	454,500

		1,225,865

Health Care Technology (0.4%)
Evolent Health, Inc., Class A*	30,000	699,600
Teladoc Health, Inc.*	300	2,829

		702,429

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	101,508

Pharmaceuticals (1.1%)
Perrigo Co. plc	36,500	1,031,855
Teva Pharmaceutical Industries Ltd. (ADR)*	42,500	740,775

		1,772,630

Total Health Care		4,296,357

Industrials (36.5%)
Aerospace & Defense (6.1%)
AAR Corp.*	18,100	1,169,260
Ducommun, Inc.*	4,000	256,680
Embraer SA (ADR)*	2,000	62,120
Hexcel Corp.	8,000	529,680
Moog, Inc., Class A	10,200	2,000,220
Moog, Inc., Class B	12,900	2,529,690
National Presto Industries, Inc.	2,000	152,940
Park Aerospace Corp.	3,000	40,230
Spirit AeroSystems Holdings, Inc., Class A*	12,000	435,000
Textron, Inc.	27,300	2,536,170
Triumph Group, Inc.*	8,000	131,120

		9,843,110

Building Products (2.0%)
AZZ, Inc.	29,500	2,358,820
Griffon Corp.	11,500	828,690

		3,187,510

Commercial Services & Supplies (1.1%)
Matthews International Corp., Class A	47,000	1,360,650
OPENLANE, Inc.*	20,000	357,600

		1,718,250

Construction & Engineering (1.4%)
Arcosa, Inc.	12,200	1,133,502
MDU Resources Group, Inc.	2,400	64,656
Valmont Industries, Inc.	3,600	1,074,096

		2,272,254

Machinery (22.7%)
Astec Industries, Inc.	60,000	2,105,400
CNH Industrial NV	31,300	333,345
Commercial Vehicle Group, Inc.*	89,500	487,775
Crane Co.	18,500	2,967,770
Donaldson Co., Inc.	800	59,856
Eastern Co. (The)	27,000	794,880
Enerpac Tool Group Corp., Class A	22,000	884,400
Enpro, Inc.	13,500	2,307,690
Flowserve Corp.	43,000	2,173,650
Gorman-Rupp Co. (The)	11,000	454,410
Graco, Inc.	2,500	212,625
Hyster-Yale, Inc.	38,000	3,106,120
Ingersoll Rand, Inc.	15,200	1,526,080
ITT, Inc.	12,000	1,697,520
Iveco Group NV	60,000	616,076
Kennametal, Inc.	19,000	496,660
L B Foster Co., Class A*	42,000	1,008,420
Manitowoc Co., Inc. (The)*	24,000	303,360
Mueller Industries, Inc.	60,000	4,256,400
Mueller Water Products, Inc., Class A	13,700	283,316
Park-Ohio Holdings Corp.	72,000	2,247,840
Shyft Group, Inc. (The)	1,500	25,155
Snap-on, Inc.	3,600	1,033,308
Standex International Corp.	500	93,400
Tennant Co.	9,300	1,001,517
Terex Corp.	10,500	664,230
Timken Co. (The)	1,000	86,950
Toro Co. (The)	5,300	507,369
Trinity Industries, Inc.	73,000	2,413,380
Twin Disc, Inc.	112,000	1,615,040
Watts Water Technologies, Inc., Class A	4,500	933,840

		36,697,782

Trading Companies & Distributors (3.2%)
Ashtead Group plc	2,300	165,352
GATX Corp.	12,900	1,799,550
Herc Holdings, Inc.	20,500	3,194,720
MSC Industrial Direct Co., Inc., Class A	1,300	115,635

		5,275,257

Total Industrials		58,994,163

Information Technology (2.2%)
Communications Equipment (0.2%)
Viasat, Inc.(x)*	18,500	374,070

Electronic Equipment, Instruments & Components (0.6%)
Crane NXT Co.	2,500	157,200
Landis+Gyr Group AG	9,500	859,798

		1,016,998

IT Services (1.1%)
Kyndryl Holdings, Inc.*	65,000	1,746,550

Software (0.3%)
A10 Networks, Inc.	12,000	157,080

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
NCR Voyix Corp.*	21,000	$309,750

		466,830

Total Information Technology		3,604,448

Materials (7.5%)
Chemicals (5.1%)
Axalta Coating Systems Ltd.*	23,000	819,950
Core Molding Technologies, Inc.*	66,800	1,232,460
Element Solutions, Inc.	65,900	1,776,005
HB Fuller Co.	9,000	775,800
Huntsman Corp.	10,000	239,300
Scotts Miracle-Gro Co. (The)(x)	44,000	3,458,400

		8,301,915

Construction Materials (0.0%)†
Knife River Corp.*	600	47,712

Containers & Packaging (1.4%)
Ardagh Metal Packaging SA	50,000	184,000
Greif, Inc., Class A	19,000	1,266,920
Myers Industries, Inc.	53,000	789,700

		2,240,620

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.*	90,000	142,200
Freeport-McMoRan, Inc.	18,500	840,085
Tredegar Corp.*	96,000	548,160

		1,530,445

Total Materials		12,120,692

Real Estate (0.7%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	251,275

Real Estate Management & Development (0.5%)
Seritage Growth Properties, Class A(x)*	16,000	81,600
St Joe Co. (The)	13,000	801,840

		883,440

Total Real Estate		1,134,715

Utilities (4.3%)
Electric Utilities (0.4%)
ALLETE, Inc.	9,500	612,750

Gas Utilities (2.6%)
National Fuel Gas Co.	42,000	2,460,780
Southwest Gas Holdings, Inc.	24,000	1,779,840

		4,240,620

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	54,000	960,660
NextEra Energy Partners LP	12,000	306,600

		1,267,260

Multi-Utilities (0.5%)
Algonquin Power & Utilities Corp.	140,000	873,600

Total Utilities		6,994,230

Total Common Stocks (96.2%) (Cost $118,325,257)		155,677,272

	Number of Rights
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,945

	Number of Warrants
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc.,expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25*	30,000	1,464

Total Materials		1,464

Total Warrants (0.0%)† (Cost $—)		1,472

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield) (xx)	400,000	400,000
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	1,845,316	1,845,316
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	5,210,154	5,211,717

Total Investment Companies		7,857,033

Total Short-Term Investments (4.9%) (Cost $7,856,528)		7,857,033

Total Investments in Securities (101.1%) (Cost $126,181,785)		163,540,722
Other Assets Less Liabilities (-1.1%)		(1,806,867)

Net Assets (100%)		$161,733,855

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Fair value determined using significant unobservable inputs.

(x)

All or a portion of security is on loan at July 31, 2024. (xx) At July 31, 2024, the Fund had loaned securities with a total value of $4,755,815. This was collateralized by $2,267,181 of various U.S. Government Treasury Securities, ranging from 0.125% – 7.625%, maturing 10/31/24 – 5/15/54 and by cash of $2,645,316 which was subsequently invested in investment companies.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,104,637	$645,060	$—	$25,749,697
Consumer Discretionary	24,174,244	—	—	24,174,244
Consumer Staples	11,925,792	965,350	—	12,891,142
Energy	1,816,080	—	—	1,816,080
Financials	3,901,504	—	—	3,901,504
Health Care	4,296,357	—	—	4,296,357
Industrials	55,683,045	3,311,118	—	58,994,163
Information Technology	2,744,650	859,798	—	3,604,448
Materials	12,120,692	—	—	12,120,692
Real Estate	1,134,715	—	—	1,134,715
Utilities	6,994,230	—	—	6,994,230
Rights
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	7,857,033	—	—	7,857,033
Warrants
Health Care	—	8	—	8
Materials	1,464	—	—	1,464

Total Assets	$157,754,443	$5,781,334	$4,945	$163,540,722

Total Liabilities	$—	$—	$—	$—

Total	$157,754,443	$5,781,334	$4,945	$163,540,722

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,802,186
Aggregate gross unrealized depreciation	(11,622,559)

Net unrealized appreciation	$34,179,627

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,361,095

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.4%)
Communication Services (10.8%)
Diversified Telecommunication Services (4.0%)
Altice France SA
8.125%, 2/1/27(x)§	$200,000	$159,500
CCO Holdings LLC
5.500%, 5/1/26§	187,000	185,452
6.375%, 9/1/29§	290,000	281,300
4.750%, 3/1/30§	175,000	155,995
4.750%, 2/1/32§	386,000	328,239
4.500%, 5/1/32	426,000	355,177
4.500%, 6/1/33§	468,000	382,880
Level 3 Financing, Inc.
4.250%, 7/1/28§	191,000	101,708
Lumen Technologies, Inc.
5.125%, 12/15/26§	221,000	154,700
Windstream Escrow LLC
7.750%, 8/15/28§	257,000	248,095
Zayo Group Holdings, Inc.
4.000%, 3/1/27(x)§	436,000	370,055
6.125%, 3/1/28§	118,000	82,010

		2,805,111

Entertainment (0.5%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	169,000	168,366
6.500%, 5/15/27§	186,000	188,093

		356,459

Media (6.3%)
CSC Holdings LLC
11.750%, 1/31/29§	400,000	361,500
Gray Television, Inc.
10.500%, 7/15/29§	93,000	97,041
4.750%, 10/15/30§	314,000	208,794
5.375%, 11/15/31(x)§	50,000	32,313
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	377,000	367,217
Neptune Bidco US, Inc.
9.290%, 4/15/29§	326,000	319,219
Nexstar Media, Inc.
5.625%, 7/15/27§	351,000	340,031
Outfront Media Capital LLC
5.000%, 8/15/27§	362,000	352,045
Sinclair Television Group, Inc.
5.500%, 3/1/30§	161,000	97,002
Sirius XM Radio, Inc.
3.125%, 9/1/26§	304,000	288,800
3.875%, 9/1/31§	423,000	352,042
Stagwell Global LLC
5.625%, 8/15/29(x)§	355,000	334,144
TEGNA, Inc.
4.750%, 3/15/26§	253,000	248,532
5.000%, 9/15/29	232,000	210,642
Univision Communications, Inc.
7.375%, 6/30/30(x)§	250,000	240,000
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	236,250
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	348,250

		4,433,822

Total Communication Services		7,595,392

Consumer Discretionary (17.8%)
Automobile Components (0.4%)
Clarios Global LP
6.750%, 5/15/28§	315,000	319,725

Broadline Retail (0.9%)
Getty Images, Inc.
9.750%, 3/1/27§	668,000	666,330

Distributors (2.2%)
Resideo Funding, Inc.
6.500%, 7/15/32§	170,000	169,451
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28(x)§	331,000	337,888
7.750%, 3/15/31§	261,000	273,513
Velocity Vehicle Group LLC
8.000%, 6/1/29§	135,000	139,050
Verde Purchaser LLC
10.500%, 11/30/30§	229,000	243,083
Windsor Holdings III LLC
8.500%, 6/15/30§	360,000	378,000

		1,540,985

Diversified Consumer Services (0.3%)
Wand NewCo 3, Inc.
7.625%, 1/30/32§	181,000	188,240

Hotels, Restaurants & Leisure (10.5%)
1011778 BC ULC
5.750%, 4/15/25§	164,000	163,833
3.875%, 1/15/28§	261,000	244,361
Caesars Entertainment, Inc.
7.000%, 2/15/30§	474,000	487,144
Carnival Corp.
6.000%, 5/1/29(x)§	405,000	403,988
7.000%, 8/15/29§	168,000	175,580
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	150,000	162,075
CEC Entertainment LLC
6.750%, 5/1/26§	166,000	164,755
Churchill Downs, Inc.
5.500%, 4/1/27§	175,000	172,813
5.750%, 4/1/30§	347,000	339,626
Dave & Buster’s, Inc.
7.625%, 11/1/25§	319,000	319,399
Flutter Treasury Designated Activity Co.
6.375%, 4/29/29§	200,000	202,942
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	267,000	266,666
3.625%, 2/15/32§	312,000	272,582
Life Time, Inc.
5.750%, 1/15/26§	370,000	368,612
MajorDrive Holdings IV LLC
6.375%, 6/1/29(x)§	296,000	280,460
Marriott International, Inc.
5.300%, 5/15/34	358,000	359,544
NCL Corp. Ltd.
8.375%, 2/1/28§	218,000	228,693

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Ontario Gaming GTA LP
8.000%, 8/1/30§	$321,000	$331,432
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	286,000	284,032
7.250%, 1/15/30§	330,000	346,088
6.000%, 2/1/33§	212,000	213,374
Scientific Games Holdings LP
6.625%, 3/1/30§	219,000	213,871
Six Flags Entertainment Corp.
6.625%, 5/1/32§	392,000	402,706
Station Casinos LLC
4.500%, 2/15/28§	303,000	286,835
4.625%, 12/1/31§	150,000	136,795
Vail Resorts, Inc.
6.500%, 5/15/32§	154,000	156,887
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	203,000	191,581
Yum! Brands, Inc.
5.375%, 4/1/32	226,000	218,090

		7,394,764

Household Durables (0.7%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	266,000	264,005
Newell Brands, Inc.
6.625%, 9/15/29	225,000	226,266

		490,271

Specialty Retail (2.1%)
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	105,000	109,725
eG Global Finance plc
12.000%, 11/30/28(x)§	200,000	214,000
LBM Acquisition LLC
6.250%, 1/15/29§	256,000	226,240
LCM Investments Holdings II LLC
4.875%, 5/1/29§	218,000	204,375
Sonic Automotive, Inc.
4.875%, 11/15/31(x)§	226,000	201,470
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	292,000	287,620
White Cap Buyer LLC
6.875%, 10/15/28§	271,000	268,290

		1,511,720

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.
4.125%, 8/15/31(x)§	228,000	199,678
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	248,000	261,640

		461,318

Total Consumer Discretionary		12,573,353

Consumer Staples (4.1%)
Beverages (0.3%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	222,000	206,627

Consumer Staples Distribution & Retail (1.0%)
United Natural Foods, Inc.
6.750%, 10/15/28(x)§	274,000	249,340
US Foods, Inc.
4.625%, 6/1/30§	318,000	296,713
7.250%, 1/15/32§	145,000	151,525

		697,578

Food Products (1.7%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	212,000	209,615
Fiesta Purchaser, Inc.
7.875%, 3/1/31(x)§	153,000	159,502
Post Holdings, Inc.
5.625%, 1/15/28§	136,000	134,300
4.625%, 4/15/30§	124,000	115,087
4.500%, 9/15/31§	289,000	262,629
Sigma Holdco BV
7.875%, 5/15/26§	200,000	197,250
Simmons Foods, Inc.
4.625%, 3/1/29§	158,000	141,805

		1,220,188

Household Products (0.6%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	272,000	257,040
Kronos Acquisition Holdings, Inc.
8.250%, 6/30/31§	160,000	161,352

		418,392

Personal Care Products (0.5%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	100,000	99,000
Prestige Brands, Inc.
3.750%, 4/1/31(x)§	308,000	271,040

		370,040

Total Consumer Staples		2,912,825

Energy (7.4%)
Energy Equipment & Services (0.3%)
Transocean, Inc.
8.750%, 2/15/30§	208,800	219,240

Oil, Gas & Consumable Fuels (7.1%)
Aethon United BR LP
8.250%, 2/15/26§	136,000	137,775
Antero Resources Corp.
7.625%, 2/1/29§	120,000	123,586
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	234,000	234,000
Blue Racer Midstream LLC
6.625%, 7/15/26§	230,000	230,000
7.250%, 7/15/32§	113,000	117,096
Crescent Energy Finance LLC
7.625%, 4/1/32§	218,000	223,450
CrownRock LP
5.625%, 10/15/25§	213,000	212,894
Delek Logistics Partners LP
8.625%, 3/15/29§	334,000	345,790
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	205,000	209,356
Genesis Energy LP
8.000%, 1/15/27	217,000	221,882
7.750%, 2/1/28	382,000	386,420
Kinder Morgan, Inc.
4.800%, 2/1/33	354,000	341,432

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Kinetik Holdings LP
5.875%, 6/15/30§	$479,000	$472,414
NGL Energy Operating LLC
8.375%, 2/15/32(x)§	345,000	351,276
NuStar Logistics LP
5.750%, 10/1/25	186,000	185,244
6.000%, 6/1/26	175,000	175,000
Permian Resources Operating LLC
5.875%, 7/1/29§	151,000	149,679
6.250%, 2/1/33§	147,000	147,486
Summit Midstream Holdings LLC
8.625%, 10/31/29§	335,000	342,648
Sunoco LP
4.500%, 4/30/30	192,000	178,604
7.250%, 5/1/32(x)§	204,000	211,395

		4,997,427

Total Energy		5,216,667

Financials (5.7%)
Capital Markets (0.3%)
Aretec Group, Inc.
7.500%, 4/1/29(x)§	111,000	104,340
10.000%, 8/15/30§	110,000	116,875

		221,215

Consumer Finance (1.2%)
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	198,000	211,613
Enova International, Inc.
9.125%, 8/1/29§	143,000	143,914
GGAM Finance Ltd.
8.000%, 2/15/27§	199,000	205,467
8.000%, 6/15/28§	260,000	274,547

		835,541

Financial Services (2.1%)
Armor Holdco, Inc.
8.500%, 11/15/29§	187,000	178,370
Freedom Mortgage Corp.
12.000%, 10/1/28§	186,000	200,183
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	232,000	232,870
NCR Atleos Corp.
9.500%, 4/1/29§	257,000	279,680
PHH Mortgage Corp.
7.875%, 3/15/26§	156,000	152,490
Rocket Mortgage LLC
2.875%, 10/15/26§	129,000	121,470
Shift4 Payments LLC
4.625%, 11/1/26§	335,000	326,625

		1,491,688

Insurance (2.1%)
Acrisure LLC
8.250%, 2/1/29§	271,000	274,469
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	196,000	194,530
Baldwin Insurance Group Holdings LLC
7.125%, 5/15/31§	153,000	156,897
BroadStreet Partners, Inc.
5.875%, 4/15/29§	272,000	261,474
GTCR AP Finance, Inc.
8.000%, 5/15/27§	132,000	132,330
HUB International Ltd.
7.375%, 1/31/32§	264,000	271,260
Panther Escrow Issuer LLC
7.125%, 6/1/31§	139,000	142,127

		1,433,087

Total Financials		3,981,531

Health Care (7.8%)
Biotechnology (0.3%)
Grifols SA
4.750%, 10/15/28(x)§	200,000	181,500

Health Care Equipment & Supplies (1.2%)
Medline Borrower LP
3.875%, 4/1/29§	178,000	165,985
5.250%, 10/1/29§	182,000	174,947
Neogen Food Safety Corp.
8.625%, 7/20/30§	323,000	348,033
Varex Imaging Corp.
7.875%, 10/15/27§	152,000	153,710

		842,675

Health Care Providers & Services (4.0%)
AdaptHealth LLC
5.125%, 3/1/30§	229,000	203,941
Centene Corp.
4.625%, 12/15/29	148,000	142,537
HCA, Inc.
5.450%, 4/1/31	298,000	301,862
HealthEquity, Inc.
4.500%, 10/1/29§	448,000	421,120
Heartland Dental LLC
10.500%, 4/30/28(x)§	327,000	348,255
Icon Investments Six DAC
6.000%, 5/8/34	400,000	415,328
Star Parent, Inc.
9.000%, 10/1/30§	203,000	216,035
Surgery Center Holdings, Inc.
7.250%, 4/15/32§	306,000	314,898
Tenet Healthcare Corp.
6.250%, 2/1/27	270,000	270,284
US Acute Care Solutions LLC
9.750%, 5/15/29§	174,000	172,594

		2,806,854

Health Care Technology (1.2%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	196,396
5.000%, 5/15/27§	260,000	255,003
5.700%, 5/15/28	200,000	204,618
6.250%, 2/1/29	219,000	228,431

		884,448

Life Sciences Tools & Services (0.2%)
Fortrea Holdings, Inc.
7.500%, 7/1/30(x)§	134,000	135,916

Pharmaceuticals (0.9%)
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	262,000	259,508
3.500%, 4/1/30§	210,000	201,600

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	$200,000	$186,640

		647,748

Total Health Care		5,499,141

Industrials (15.5%)
Aerospace & Defense (0.3%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	201,750

Building Products (2.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	164,000	165,230
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28(x)§	319,000	338,140
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	270,000	268,380
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	152,000	129,960
EMRLD Borrower LP
6.625%, 12/15/30§	363,000	368,249
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	158,000	150,890
Standard Industries, Inc.
4.375%, 7/15/30§	209,000	190,190

		1,611,039

Commercial Services & Supplies (4.9%)
ACCO Brands Corp.
4.250%, 3/15/29(x)§	152,000	137,560
ADT Security Corp. (The)
4.875%, 7/15/32(x)§	218,000	202,467
Allied Universal Holdco LLC
6.625%, 7/15/26§	11,000	10,945
9.750%, 7/15/27§	344,000	343,570
6.000%, 6/1/29§	248,000	215,140
Aramark Services, Inc.
5.000%, 4/1/25§	259,000	258,352
Garda World Security Corp.
9.500%, 11/1/27(x)§	566,000	566,708
6.000%, 6/1/29§	299,000	276,231
8.250%, 8/1/32§	105,000	105,168
Madison IAQ LLC
5.875%, 6/30/29§	274,000	256,711
Matthews International Corp.
5.250%, 12/1/25§	645,000	634,628
OPENLANE, Inc.
5.125%, 6/1/25§	61,000	60,543
Williams Scotsman, Inc.
6.125%, 6/15/25§	116,000	115,855
7.375%, 10/1/31§	267,000	277,013

		3,460,891

Construction & Engineering (1.5%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	192,000	210,000
Dycom Industries, Inc.
4.500%, 4/15/29§	218,000	205,193
Pike Corp.
5.500%, 9/1/28§	295,000	283,569
8.625%, 1/31/31§	160,000	172,000
Weekley Homes LLC
4.875%, 9/15/28§	172,000	163,563

		1,034,325

Electrical Equipment (0.2%)
EnerSys
6.625%, 1/15/32§	164,000	166,870

Ground Transportation (1.7%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	417,000	386,376
RXO, Inc.
7.500%, 11/15/27§	198,000	204,008
Watco Cos. LLC
7.125%, 8/1/32§	325,000	333,200
XPO, Inc.
7.125%, 6/1/31§	230,000	236,612
7.125%, 2/1/32§	63,000	65,048

		1,225,244

Machinery (1.7%)
ATS Corp.
4.125%, 12/15/28§	217,000	200,725
Calderys Financing LLC
11.250%, 6/1/28§	200,000	213,500
Chart Industries, Inc.
7.500%, 1/1/30§	307,000	318,608
Hillenbrand, Inc.
6.250%, 2/15/29	241,000	244,013
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29(x)§	214,000	219,885

		1,196,731

Professional Services (0.8%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	224,000	211,400
Science Applications International Corp.
4.875%, 4/1/28(x)§	138,000	131,962
VT Topco, Inc.
8.500%, 8/15/30§	172,000	181,842

		525,204

Trading Companies & Distributors (2.1%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	162,000	165,289
EquipmentShare.com, Inc.
9.000%, 5/15/28(x)§	200,000	205,690
8.625%, 5/15/32§	93,000	96,283
United Rentals North America, Inc.
6.000%, 12/15/29§	252,000	255,150
6.125%, 3/15/34§	210,000	210,703
WESCO Distribution, Inc.
7.250%, 6/15/28§	341,000	349,075
6.625%, 3/15/32§	182,000	185,412

		1,467,602

Total Industrials		10,889,656

Information Technology (13.3%)
Communications Equipment (1.3%)
CommScope LLC
6.000%, 3/1/26§	330,000	310,200
8.250%, 3/1/27§	242,000	166,980

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 9/1/29§	$361,000	$261,725
CommScope Technologies LLC
6.000%, 6/15/25§	150,000	140,812

		879,717

Electronic Equipment, Instruments & Components (0.5%)
Likewize Corp.
9.750%, 10/15/25§	194,000	196,425
Zebra Technologies Corp.
6.500%, 6/1/32§	162,000	166,455

		362,880

IT Services (1.6%)
Ahead DB Holdings LLC
6.625%, 5/1/28(x)§	296,000	281,570
Amentum Escrow Corp.
7.250%, 8/1/32§	57,000	58,011
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	133,000	136,038
ION Trading Technologies Sarl
5.750%, 5/15/28(x)§	400,000	369,000
Unisys Corp.
6.875%, 11/1/27§	348,000	310,590

		1,155,209

Software (9.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	437,000	432,630
Alteryx, Inc.
8.750%, 3/15/28§	252,000	257,985
AthenaHealth Group, Inc.
6.500%, 2/15/30§	432,000	407,160
Camelot Finance SA
4.500%, 11/1/26§	296,000	288,593
Capstone Borrower, Inc.
8.000%, 6/15/30§	131,000	135,482
Central Parent LLC
8.000%, 6/15/29§	143,000	145,681
Central Parent, Inc.
7.250%, 6/15/29§	164,000	164,556
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	378,000	356,787
Cloud Software Group, Inc.
6.500%, 3/31/29§	163,000	158,314
9.000%, 9/30/29§	464,000	461,100
Gen Digital, Inc.
5.000%, 4/15/25§	328,000	325,576
7.125%, 9/30/30(x)§	251,000	258,530
Helios Software Holdings, Inc.
4.625%, 5/1/28§	200,000	181,000
McAfee Corp.
7.375%, 2/15/30§	376,000	349,680
NCR Voyix Corp.
5.000%, 10/1/28§	225,000	214,875
5.125%, 4/15/29§	344,000	326,370
Open Text Corp.
6.900%, 12/1/27§	160,000	165,992
Open Text Holdings, Inc.
4.125%, 12/1/31§	402,000	358,282
Rocket Software, Inc.
6.500%, 2/15/29§	242,000	217,195
SS&C Technologies, Inc.
5.500%, 9/30/27§	406,000	402,005
6.500%, 6/1/32§	335,000	340,234
UKG, Inc.
6.875%, 2/1/31§	104,000	106,482
ZoomInfo Technologies LLC
3.875%, 2/1/29(x)§	638,000	580,433

		6,634,942

Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
5.400%, 4/15/34	344,000	345,631

Total Information Technology		9,378,379

Materials (11.2%)
Chemicals (5.2%)
Avient Corp.
7.125%, 8/1/30§	248,000	253,704
Axalta Coating Systems LLC
4.750%, 6/15/27§	178,000	173,773
HB Fuller Co.
4.250%, 10/15/28	218,000	202,740
Illuminate Buyer LLC
9.000%, 7/1/28§	632,000	633,580
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	192,250
LSF11 A5 HoldCo LLC
6.625%, 10/15/29(x)§	233,000	223,400
Minerals Technologies, Inc.
5.000%, 7/1/28§	508,000	488,391
NOVA Chemicals Corp.
8.500%, 11/15/28§	185,000	196,100
Nufarm Australia Ltd.
5.000%, 1/27/30§	360,000	329,400
Olympus Water US Holding Corp.
6.250%, 10/1/29(x)§	200,000	183,000
7.250%, 6/15/31§	354,000	352,995
WR Grace Holdings LLC
5.625%, 8/15/29§	470,000	428,875

		3,658,208

Containers & Packaging (5.8%)
ARD Finance SA
6.500%, 6/30/27 PIK§	600,000	153,000
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	400,000	339,000
Ardagh Packaging Finance plc
4.125%, 8/15/26(x)§	200,000	169,100
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30(x)§	479,000	468,826
Graphic Packaging International LLC
6.375%, 7/15/32§	100,000	100,937
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	248,000	243,040
LABL, Inc.
6.750%, 7/15/26(x)§	219,000	217,142
10.500%, 7/15/27§	438,000	425,955
5.875%, 11/1/28§	158,000	145,755
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	210,000	216,563

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
9.250%, 4/15/27§	$690,000	$688,882
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	210,000	210,199
7.250%, 5/15/31(x)§	206,000	203,425
Sealed Air Corp.
6.125%, 2/1/28§	103,000	103,470
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	391,812

		4,077,106

Metals & Mining (0.2%)
Kaiser Aluminum Corp.
4.500%, 6/1/31(x)§	212,000	187,132

Total Materials		7,922,446

Real Estate (2.2%)
Diversified REITs (0.3%)
VICI Properties LP (REIT)
4.625%, 6/15/25§	192,000	189,600

Hotel & Resort REITs (0.6%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	204,000	201,550
XHR LP (REIT)
6.375%, 8/15/25§	214,000	214,000

		415,550

Real Estate Management & Development (0.9%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	280,000	279,087
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	202,000	213,878
Howard Hughes Corp. (The)
4.375%, 2/1/31§	206,000	183,426

		676,391

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28(x)§	300,000	289,500

Total Real Estate		1,571,041

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	384,000	386,880

Total Utilities		386,880

Total Corporate Bonds		67,927,311

Total Long-Term Debt Securities (96.4%) (Cost $68,525,422)		67,927,311

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (10.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield)(xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield)(xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield)(xx)	4,415,650	4,415,650
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	1,138,727	1,139,069

Total Investment Companies		7,354,719

Total Short-Term Investments (10.4%) (Cost $7,354,649)		7,354,719

Total Investments in Securities (106.8%) (Cost $75,880,071)		75,282,030
Other Assets Less Liabilities (-6.8%)		(4,815,013)

Net Assets (100%)		$70,467,017

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2024, the market value of these securities amounted to $62,713,566 or 89.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2024. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)

At July 31, 2024, the Fund had loaned securities with a total value of $6,247,645. This was collateralized by $155,880 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.500%, maturing 8/15/24 – 2/15/54 and by cash of $6,215,650 which was subsequently invested in investment companies.

Glossary:

PIK — Payment-in Kind Security

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,595,392	$—	$7,595,392
Consumer Discretionary	—	12,573,353	—	12,573,353
Consumer Staples	—	2,912,825	—	2,912,825
Energy	—	5,216,667	—	5,216,667
Financials	—	3,981,531	—	3,981,531
Health Care	—	5,499,141	—	5,499,141
Industrials	—	10,889,656	—	10,889,656
Information Technology	—	9,378,379	—	9,378,379
Materials	—	7,922,446	—	7,922,446
Real Estate	—	1,571,041	—	1,571,041
Utilities	—	386,880	—	386,880
Short-Term Investments
Investment Companies	7,354,719	—	—	7,354,719

Total Assets	$7,354,719	$67,927,311	$—	$75,282,030

Total Liabilities	$—	$—	$—	$—

Total	$7,354,719	$67,927,311	$—	$75,282,030

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,308,580
Aggregate gross unrealized depreciation	(2,698,611)

Net unrealized depreciation	$(1,390,031)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$76,672,061

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.3%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1
6.733%, 7/15/34(l)§	$250,000	$250,140
Magnetite XXVII Ltd.,
Series 2020-27A AR
6.684%, 10/20/34(l)§	335,000	336,066
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR
6.726%, 10/25/34(l)§	340,000	340,366
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	17,603	17,704

Total Asset-Backed Securities		944,276

Convertible Bond (0.2%)
Industrials (0.2%)
Electrical Equipment (0.2%)
Stem, Inc.
0.500%, 12/1/28§	345,000	137,100

Total Industrials		137,100

Total Convertible Bond		137,100

Corporate Bonds (43.9%)
Communication Services (3.7%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
4.750%, 3/1/30§	15,000	13,371
4.500%, 5/1/32	16,000	13,340
4.500%, 6/1/33§	49,000	40,088
4.250%, 1/15/34§	21,000	16,590
Consolidated Communications, Inc.
6.500%, 10/1/28§	100,000	90,070
Frontier Communications Holdings LLC
6.750%, 5/1/29§	139,000	130,660

		304,119

Entertainment (0.3%)
Cinemark USA, Inc.
7.000%, 8/1/32§	85,000	86,556
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	51,000	31,875
Netflix, Inc.
5.400%, 8/15/54	50,000	50,778

		169,209

Media (2.1%)
Advantage Sales & Marketing, Inc.
6.500%, 11/15/28§	76,000	69,732
AMC Networks, Inc.
4.250%, 2/15/29	81,000	55,181
Comcast Corp.
2.937%, 11/1/56	1,100,000	678,186
Directv Financing LLC
5.875%, 8/15/27§	10,000	9,634
8.875%, 2/1/30§	252,000	251,494
Gray Television, Inc.
4.750%, 10/15/30§	68,000	45,217
Neptune Bidco US, Inc.
9.290%, 4/15/29§	11,000	10,771
News Corp.
5.125%, 2/15/32§	145,000	137,206
Scripps Escrow, Inc.
5.875%, 7/15/27§	56,000	38,360
Sinclair Television Group, Inc.
5.500%, 3/1/30§	56,000	33,740
TEGNA, Inc.
5.000%, 9/15/29	137,000	124,388
Urban One, Inc.
7.375%, 2/1/28§	58,000	44,080

		1,497,989

Wireless Telecommunication Services (0.9%)
Millicom International Cellular SA
4.500%, 4/27/31(m)	245,000	214,375
T-Mobile USA, Inc.
4.800%, 7/15/28	260,000	259,855
5.150%, 4/15/34	155,000	155,281

		629,511

Total Communication Services		2,600,828

Consumer Discretionary (4.7%)
Automobile Components (0.5%)
Allison Transmission, Inc.
3.750%, 1/30/31§	158,000	140,620
Garrett Motion Holdings, Inc.
7.750%, 5/31/32§	65,000	65,894
Patrick Industries, Inc.
4.750%, 5/1/29§	67,000	62,310
Tenneco, Inc.
8.000%, 11/17/28§	79,000	71,364

		340,188

Automobiles (0.2%)
PM General Purchaser LLC
9.500%, 10/1/28§	55,000	56,169
Thor Industries, Inc.
4.000%, 10/15/29§	67,000	59,965

		116,134

Broadline Retail (0.5%)
Go Daddy Operating Co. LLC
3.500%, 3/1/29§	72,000	65,238
GrubHub Holdings, Inc.
5.500%, 7/1/27§	78,000	71,218
Millennium Escrow Corp.
6.625%, 8/1/26§	38,000	19,926
NMG Holding Co., Inc.
7.125%, 4/1/26§	38,000	38,095
Nordstrom, Inc.
6.950%, 3/15/28	155,000	158,412

		352,889

Distributors (0.3%)
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28§	81,000	76,403
Resideo Funding, Inc.
4.000%, 9/1/29§	147,000	134,138

		210,541

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.
5.500%, 3/1/28§	$82,000	$79,745
Champions Financing, Inc.
8.750%, 2/15/29§	71,000	72,420
Grand Canyon University
4.125%, 10/1/24	121,000	120,093
StoneMor, Inc.
8.500%, 5/15/29§	44,000	36,559

		308,817

Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.
8.250%, 7/15/30§	65,000	68,250
Expedia Group, Inc.
2.950%, 3/15/31	265,000	234,339
Full House Resorts, Inc.
8.250%, 2/15/28(x)§	13,000	12,789
Hilton Domestic Operating Co., Inc.
5.875%, 4/1/29§	190,000	190,566
NCL Corp. Ltd.
5.875%, 3/15/26§	28,000	27,887
Premier Entertainment Sub LLC
5.625%, 9/1/29§	18,000	13,455
5.875%, 9/1/31§	43,000	30,328
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	65,000	68,738
6.000%, 2/1/33§	30,000	30,194

		676,546

Household Durables (0.8%)
KB Home
4.800%, 11/15/29(x)	143,000	136,207
Landsea Homes Corp.
8.875%, 4/1/29(x)§	69,000	69,504
M/I Homes, Inc.
4.950%, 2/1/28	8,000	7,782
New Home Co., Inc. (The)
9.250%, 10/1/29§	69,000	69,345
Taylor Morrison Communities, Inc.
5.875%, 6/15/27(x)§	141,000	141,529
Tempur Sealy International, Inc.
4.000%, 4/15/29§	151,000	137,268

		561,635

Leisure Products (0.2%)
Hasbro, Inc.
6.050%, 5/14/34	135,000	137,390

Specialty Retail (0.8%)
Bath & Body Works, Inc.
6.950%, 3/1/33	76,000	73,720
Foot Locker, Inc.
4.000%, 10/1/29§	106,000	90,121
Gap, Inc. (The)
3.625%, 10/1/29§	50,000	43,500
3.875%, 10/1/31§	44,000	36,877
Group 1 Automotive, Inc.
6.375%, 1/15/30§	60,000	60,626
GYP Holdings III Corp.
4.625%, 5/1/29§	65,000	60,775
Victoria’s Secret & Co.
4.625%, 7/15/29§	71,000	58,575
Victra Holdings LLC
7.750%, 2/15/26§	75,000	74,812
White Cap Buyer LLC
6.875%, 10/15/28§ $	37,000	36,630

		535,636

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.
9.000%, 2/15/31(x)§	78,000	82,290

Total Consumer Discretionary		3,322,066

Consumer Staples (0.1%)
Food Products (0.0%)†
Chobani LLC
7.625%, 7/1/29§	12,000	12,438

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 4/30/31§	45,000	39,937

Total Consumer Staples		52,375

Energy (3.9%)
Energy Equipment & Services (0.5%)
Archrock Partners LP
6.875%, 4/1/27§	20,000	20,000
Bristow Group, Inc.
6.875%, 3/1/28(x)§	71,000	69,860
Enerflex Ltd.
9.000%, 10/15/27§	127,000	131,454
Helix Energy Solutions Group, Inc.
9.750%, 3/1/29§	116,000	123,540

		344,854

Oil, Gas & Consumable Fuels (3.4%)
Buckeye Partners LP
6.875%, 7/1/29§	70,000	70,350
California Resources Corp.
8.250%, 6/15/29(x)§	35,000	35,700
CNX Midstream Partners LP
4.750%, 4/15/30§	78,000	71,068
Comstock Resources, Inc.
6.750%, 3/1/29§	95,000	91,466
CVR Energy, Inc.
5.750%, 2/15/28§	83,000	78,228
Hess Midstream Operations LP
6.500%, 6/1/29§	27,000	27,472
4.250%, 2/15/30§	300,000	277,500
Kinder Morgan, Inc.
5.950%, 8/1/54	225,000	223,383
Martin Midstream Partners LP
11.500%, 2/15/28§	64,000	69,935
New Fortress Energy, Inc.
6.500%, 9/30/26(x)§	47,000	43,534
Permian Resources Operating LLC
7.750%, 2/15/26§	146,000	147,825
6.250%, 2/1/33§	5,000	5,017
Prairie Acquiror LP
9.000%, 8/1/29(x)§	57,000	58,568
Rockies Express Pipeline LLC
3.600%, 5/15/25§	153,000	150,021
Saturn Oil & Gas, Inc.
9.625%, 6/15/29§	73,000	74,825

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Saudi Arabian Oil Co.
5.750%, 7/17/54(x)§	$275,000	$267,437
SM Energy Co.
6.750%, 8/1/29§	165,000	165,412
Southwestern Energy Co.
5.700%, 1/23/25(e)	150,000	149,438
Summit Midstream Holdings LLC
8.625%, 10/31/29§	75,000	76,712
Tallgrass Energy Partners LP
6.000%, 12/31/30(x)§	158,000	148,915
Venture Global LNG, Inc.
8.125%, 6/1/28§	184,000	191,395
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,723

		2,444,924

Total Energy		2,789,778

Financials (17.8%)
Banks (7.8%)
Banco Bilbao Vizcaya Argentaria SA
(USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27(k)(y)	400,000	375,892
5.381%, 3/13/29	200,000	203,620
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	201,900
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	200,000	201,886
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	285,492
BNP Paribas SA
(SOFR + 1.88%), 5.738%, 2/20/35(k)§	220,000	223,673
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30(k)	135,000	134,826
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27(k)(y)	280,000	274,255
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28(k)(y)	230,000	227,125
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	298,303
HSBC USA, Inc.
5.625%, 3/17/25	200,000	200,209
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25(k)(y)	200,000	198,750
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	285,085
JPMorgan Chase & Co.
(SOFR + 2.58%), 5.717%, 9/14/33(k)	185,000	190,789
Series HH
(CME Term SOFR 3 Month + 3.13%), 4.600%, 2/1/25(k)(y)	180,000	178,359
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 9/27/29(k)(y)	260,000	269,960
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	207,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	200,000	209,694
Santander Holdings USA, Inc.
3.450%, 6/2/25	170,000	167,059
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	196,805
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25(k)§	270,000	266,763
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	247,944
Wells Fargo & Co.
(SOFR + 1.07%), 6.427%, 4/22/28(k)	300,000	301,777
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.850%, 9/15/29(k)(y)	200,000	202,474

		5,549,732

Capital Markets (5.6%)
Ares Capital Corp.
5.950%, 7/15/29	195,000	195,128
Aretec Group, Inc.
7.500%, 4/1/29§	38,000	35,720
BGC Group, Inc.
4.375%, 12/15/25	345,000	337,504
Blue Owl Capital Corp. II
8.450%, 11/15/26§	70,000	72,805

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Owl Credit Income Corp.
5.500%, 3/21/25	$230,000	$229,763
Coinbase Global, Inc.
3.375%, 10/1/28§	62,000	54,560
3.625%, 10/1/31§	37,000	30,766
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26(k)	230,000	220,091
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	207,613
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	270,000	270,573
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	308,625
Jane Street Group
7.125%, 4/30/31(x)§	139,000	143,865
Jefferies Financial Group, Inc.
6.200%, 4/14/34	220,000	227,052
LPL Holdings, Inc.
5.700%, 5/20/27	335,000	337,900
Moody’s Corp.
5.000%, 8/5/34	30,000	29,849
Morgan Stanley
(SOFR + 1.02%), 6.383%, 4/13/28(k)	300,000	300,990
(SOFR + 1.59%), 5.164%, 4/20/29(k)	145,000	146,120
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	159,944
Osaic Holdings, Inc.
10.750%, 8/1/27§	44,000	44,880
UBS AG
7.950%, 1/9/25	250,000	252,611
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33(k)(y)§	270,000	305,775
VFH Parent LLC
7.500%, 6/15/31§	72,000	73,948

		3,986,082

Consumer Finance (1.8%)
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	133,000	142,144
Capital One Financial Corp.
(SOFR + 2.26%), 6.051%, 2/1/35(k)	280,000	286,023
Enova International, Inc.
11.250%, 12/15/28(x)§	68,000	73,270
General Motors Financial Co., Inc.
5.400%, 4/6/26	260,000	260,872
goeasy Ltd.
9.250%, 12/1/28§	132,000	141,081
LFS Topco LLC
5.875%, 10/15/26§	75,000	69,660
OneMain Finance Corp.
7.500%, 5/15/31(x)	130,000	133,281
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	65,000	65,180
7.250%, 2/2/33(x)	78,000	79,207

		1,250,718

Financial Services (0.9%)
Apollo Global Management, Inc.
5.800%, 5/21/54	110,000	110,066
Armor Holdco, Inc.
8.500%, 11/15/29§	34,000	32,431
Nationstar Mortgage Holdings, Inc.
6.500%, 8/1/29§	115,000	114,839
NTT Finance Corp.
5.136%, 7/2/31§	340,000	344,296

		601,632

Insurance (1.5%)
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	200,000	209,000
Athene Global Funding
5.620%, 5/8/26§	330,000	332,613
Liberty Mutual Group, Inc.
4.300%, 2/1/61§	330,000	205,425
Met Tower Global Funding
4.850%, 1/16/27§	200,000	200,620
Panther Escrow Issuer LLC
7.125%, 6/1/31§	88,000	89,980
USI, Inc.
7.500%, 1/15/32§	36,000	37,080

		1,074,718

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Blackstone Mortgage Trust, Inc. (REIT)
3.750%, 1/15/27§	140,000	127,400

Total Financials		12,590,282

Health Care (0.5%)
Health Care Equipment & Supplies (0.1%)
Medtronic Global Holdings SCA
4.250%, 3/30/28	95,000	93,901

Health Care Providers & Services (0.4%)
AdaptHealth LLC
4.625%, 8/1/29§	91,000	81,190
DaVita, Inc.
4.625%, 6/1/30§	117,000	106,535
Encompass Health Corp.
4.625%, 4/1/31(x)	94,000	87,118

		274,843

Total Health Care		368,744

Industrials (4.4%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
6.388%, 5/1/31§	25,000	25,960
Bombardier, Inc.
7.250%, 7/1/31(x)§	45,000	46,350

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 6/1/32(x)§	$50,000	$51,125
Moog, Inc.
4.250%, 12/15/27§	143,000	136,665
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)	69,000	65,067
TransDigm, Inc.
4.625%, 1/15/29	262,000	247,590

		572,757

Building Products (0.6%)
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	58,000	61,480
Cornerstone Building Brands, Inc.
6.125%, 1/15/29§	34,000	28,050
Eco Material Technologies, Inc.
7.875%, 1/31/27§	65,000	65,909
EMRLD Borrower LP
6.750%, 7/15/31§	25,000	25,493
Griffon Corp.
5.750%, 3/1/28	74,000	72,335
Oscar AcquisitionCo LLC
9.500%, 4/15/30§	30,000	28,350
Standard Industries, Inc.
6.500%, 8/15/32§	105,000	105,131

		386,748

Commercial Services & Supplies (0.6%)
APX Group, Inc.
5.750%, 7/15/29§	84,000	81,375
Enviri Corp.
5.750%, 7/31/27(x)§	74,000	71,281
Garda World Security Corp.
9.500%, 11/1/27(x)§	49,000	49,061
Interface, Inc.
5.500%, 12/1/28(x)§	64,000	61,760
Madison IAQ LLC
5.875%, 6/30/29§	54,000	50,593
Pitney Bowes, Inc.
6.875%, 3/15/27§	78,000	76,830
Republic Services, Inc.
5.000%, 4/1/34	50,000	50,016

		440,916

Construction & Engineering (0.6%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	75,000	82,031
Global Infrastructure Solutions, Inc.
5.625%, 6/1/29(x)§	75,000	71,625
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§	41,000	36,863
IHS Netherlands Holdco BV
8.000%, 9/18/27§	235,000	227,657
Tutor Perini Corp.
11.875%, 4/30/29§	28,000	30,625

		448,801

Electrical Equipment (0.2%)
Vertiv Group Corp.
4.125%, 11/15/28§	142,000	134,232

Machinery (0.4%)
Mueller Water Products, Inc.
4.000%, 6/15/29§	151,000	140,807
Park-Ohio Industries, Inc.
6.625%, 4/15/27	39,000	37,440
Werner FinCo LP
11.500%, 6/15/28§	66,000	71,693

		249,940

Passenger Airlines (0.8%)
American Airlines Group, Inc.
3.750%, 3/1/25§	180,000	176,850
Avianca Midco 2 plc
9.000%, 12/1/28§	83,330	81,409
Hawaiian Brand Intellectual Property Ltd.
11.000%, 4/15/29§	65,177	61,755
Mileage Plus Holdings LLC
6.500%, 6/20/27§	159,000	160,193
VistaJet Malta Finance plc
7.875%, 5/1/27§	90,000	81,225

		561,432

Trading Companies & Distributors (0.4%)
BlueLinx Holdings, Inc.
6.000%, 11/15/29§	70,000	66,591
Boise Cascade Co.
4.875%, 7/1/30§	138,000	129,209
Fortress Transportation and Infrastructure Investors LLC
7.000%, 6/15/32§	76,000	78,174
Foundation Building Materials, Inc.
6.000%, 3/1/29(x)§	39,000	34,954

		308,928

Total Industrials		3,103,754

Information Technology (2.8%)
Communications Equipment (0.3%)
CommScope Technologies LLC
6.000%, 6/15/25(x)§	160,000	150,200
Viasat, Inc.
6.500%, 7/15/28§	71,000	57,510

		207,710

Electronic Equipment, Instruments & Components (0.1%)
Insight Enterprises, Inc.
6.625%, 5/15/32(x)§	15,000	15,337
Jabil, Inc.
5.450%, 2/1/29	25,000	25,299
Zebra Technologies Corp.
6.500%, 6/1/32§	15,000	15,413

		56,049

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	39,000	37,099
Arches Buyer, Inc.
6.125%, 12/1/28§	51,000	42,075
Newfold Digital Holdings Group, Inc.
6.000%, 2/15/29§	47,000	32,235
Unisys Corp.
6.875%, 11/1/27§	76,000	67,830
Virtusa Corp.
7.125%, 12/15/28§	41,000	38,689

		217,928

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
4.150%, 4/15/32§	$240,000	$225,533
Entegris, Inc.
3.625%, 5/1/29§	163,000	147,814

		373,347

Software (0.8%)
Adobe, Inc.
4.850%, 4/4/27	310,000	312,678
Fair Isaac Corp.
5.250%, 5/15/26§	143,000	141,570
McAfee Corp.
7.375%, 2/15/30(x)§	57,000	53,010
Veritas US, Inc.
7.500%, 9/1/25§	50,000	43,500

		550,758

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
5.750%, 2/1/33	155,000	161,491
Seagate HDD Cayman
9.625%, 12/1/32	159,069	181,736
Xerox Holdings Corp.
5.000%, 8/15/25§	160,000	157,133
5.500%, 8/15/28§	100,000	84,460

		584,820

Total Information Technology		1,990,612

Materials (2.5%)
Chemicals (0.6%)
Ashland, Inc.
3.375%, 9/1/31§	94,000	80,972
GPD Cos., Inc.
10.125%, 4/1/26(x)§	27,000	25,178
Illuminate Buyer LLC
9.000%, 7/1/28§	36,000	36,090
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	13,000	12,464
Rain Carbon, Inc.
12.250%, 9/1/29(x)§	65,000	70,200
Rayonier AM Products, Inc.
7.625%, 1/15/26§	42,000	39,795
SK Invictus Intermediate II Sarl
5.000%, 10/30/29(x)§	81,000	75,358
Tronox, Inc.
4.625%, 3/15/29§	85,000	77,138

		417,195

Construction Materials (0.3%)
Cemex SAB de CV
3.875%, 7/11/31§	260,000	231,530
Knife River Corp.
7.750%, 5/1/31§	12,000	12,559

		244,089

Containers & Packaging (0.1%)
Sealed Air Corp.
6.500%, 7/15/32§	53,000	53,596

Metals & Mining (1.4%)
Anglo American Capital plc
5.750%, 4/5/34§	305,000	309,670
Coeur Mining, Inc.
5.125%, 2/15/29§	39,000	36,367
Infrabuild Australia Pty. Ltd.
14.500%, 11/15/28§	53,000	54,682
Kaiser Aluminum Corp.
4.625%, 3/1/28§	152,000	142,044
SunCoke Energy, Inc.
4.875%, 6/30/29§	73,000	66,704
TMS International Corp.
6.250%, 4/15/29§	31,000	28,632
Vale Overseas Ltd.
6.400%, 6/28/54	335,000	332,797

		970,896

Paper & Forest Products (0.1%)
Domtar Corp.
6.750%, 10/1/28§	81,000	73,710

Total Materials		1,759,486

Real Estate (0.6%)
Health Care REITs (0.1%)
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27	122,000	99,735

Real Estate Management & Development (0.1%)
Newmark Group, Inc.
7.500%, 1/12/29	39,000	40,904

Retail REITs (0.1%)
Brookfield Property REIT, Inc. (REIT)
4.500%, 4/1/27§	90,000	84,760

Specialized REITs (0.3%)
Iron Mountain, Inc. (REIT)
4.875%, 9/15/29§	226,000	215,265

Total Real Estate		440,664

Utilities (2.9%)
Electric Utilities (1.7%)
Duke Energy Corp.
5.800%, 6/15/54	330,000	328,665
Entergy Arkansas LLC
5.750%, 6/1/54	95,000	96,545
NextEra Energy Operating Partners LP
7.250%, 1/15/29§	144,000	149,080
NRG Energy, Inc.
3.375%, 2/15/29§	191,000	171,105
Southwestern Public Service Co.
6.000%, 6/1/54	130,000	131,884
Terraform Global Operating LP
6.125%, 3/1/26§	96,000	95,520
Vistra Operations Co. LLC
4.375%, 5/1/29§	234,000	220,662

		1,193,461

Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
8.625%, 6/1/30§	128,000	137,600

Multi-Utilities (0.9%)
Dominion Energy, Inc.
Series A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)	185,000	190,684

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Principal Amount		Value (Note 1)
Engie SA
5.250%, 4/10/29§		$200,000	$202,478
Public Service Enterprise Group, Inc.
5.450%, 4/1/34		255,000	258,468

			651,630

Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		66,000	66,495

Total Utilities			2,049,186

Total Corporate Bonds			31,067,775

Foreign Government Securities (2.7%)
Argentine Republic
4.125%, 7/9/35(e)		755,000	314,269
Oriental Republic of Uruguay
9.750%, 7/20/33	UYU	6,035,000	150,504
Republic of Costa Rica
7.000%, 4/4/44(m)		$200,000	206,700
7.158%, 3/12/45(m)		240,000	252,240
Republic of Ecuador
6.900%, 7/31/30(e)(m)		440,000	297,330
Republic of Guatemala
4.375%, 6/5/27(m)		200,000	191,726
Republic of Turkiye
17.300%, 7/19/28	TRY	20,805,000	465,231

Total Foreign Government Securities			1,878,000

U.S. Treasury Obligations (7.3%)
U.S. Treasury Bonds
3.625%, 2/15/53		$1,455,000	1,272,349
4.625%, 5/15/54		300,000	312,771
U.S. Treasury Notes
4.500%, 11/15/33		385,000	396,685
4.375%, 5/15/34		3,100,000	3,166,836

Total U.S. Treasury Obligations			5,148,641

Total Long-Term Debt Securities (55.4%) (Cost $38,464,668)			39,175,792

	Number of Shares
COMMON STOCKS:
Communication Services (3.0%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.		2,066	39,770
Koninklijke KPN NV		15,941	62,738
Verizon Communications, Inc.		5,065	205,234

			307,742

Entertainment (0.3%)
HUYA, Inc. (ADR)		508	2,164
International Games System Co. Ltd.		500	11,480
Maoyan Entertainment(m)*		5,000	5,135
Netflix, Inc.(s)*		141	88,597
Nintendo Co. Ltd.		1,200	66,667
Walt Disney Co. (The)		413	38,694

			212,737

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A(s)		1,815	311,345
Alphabet, Inc., Class C(s)		3,619	626,630
JOYY, Inc. (ADR)		356	11,851
Meta Platforms, Inc., Class A(s)		603	286,323

			1,236,149

Media (0.4%)
Comcast Corp., Class A		5,204	214,769
Publicis Groupe SA		487	50,829

			265,598

Wireless Telecommunication Services (0.2%)
KDDI Corp.		2,300	69,121
SoftBank Corp.		4,500	59,130

			128,251

Total Communication Services			2,150,477

Consumer Discretionary (3.6%)
Automobile Components (0.1%)
Bridgestone Corp.		1,400	57,514
Depo Auto Parts Ind Co. Ltd.		1,630	13,245
Tong Yang Industry Co. Ltd.		2,992	8,450

			79,209

Automobiles (0.7%)
Bayerische Motoren Werke AG		507	47,053
Honda Motor Co. Ltd.		6,700	71,778
Stellantis NV		2,441	40,648
Tesla, Inc.(s)*		632	146,668
Toyota Motor Corp.		10,100	196,602

			502,749

Broadline Retail (0.8%)
Amazon.com, Inc.(s)*		2,548	476,425
Wesfarmers Ltd.		1,912	92,129

			568,554

Hotels, Restaurants & Leisure (0.8%)
Alsea SAB de CV		3,512	10,560
Booking Holdings, Inc.		14	52,010
Hilton Worldwide Holdings, Inc.		384	82,433
McDonald’s Corp.		824	218,690
Starbucks Corp.		1,519	118,406
Yum! Brands, Inc.		266	35,333

			517,432

Household Durables (0.2%)
Cury Construtora e Incorporadora SA		3,000	11,812
DR Horton, Inc.		312	56,138
Merry Electronics Co. Ltd.		2,992	11,289
Sekisui House Ltd.		2,900	72,783

			152,022

Specialty Retail (0.9%)
Dogus Otomotiv Servis ve Ticaret A/S		440	3,195
Grupo SBF SA		5,000	13,454
Home Depot, Inc. (The)(s)		1,115	410,499
Industria de Diseno Textil SA		1,297	62,848
Lowe’s Cos., Inc.		158	38,791
O’Reilly Automotive, Inc.*		40	45,054
TJX Cos., Inc. (The)		506	57,188
Truworths International Ltd.		2,704	13,432

			644,461

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Makalot Industrial Co. Ltd.	960	$13,063
Mavi Giyim Sanayi ve Ticaret A/S, Class B(m)	3,940	13,439
NIKE, Inc., Class B	436	32,639

		59,141

Total Consumer Discretionary		2,523,568

Consumer Staples (4.2%)
Beverages (1.2%)
Anadolu Efes Biracilik ve
Malt Sanayii A/S, Class B	1,735	13,986
Brown-Forman Corp.,
Class B	497	22,445
Carlsberg A/S, Class B	399	48,244
Coca-Cola Co. (The)	4,179	278,906
Constellation Brands, Inc., Class A	149	36,529
Diageo plc	2,322	72,319
Keurig Dr Pepper, Inc.	1,460	50,049
PepsiCo, Inc.	1,531	264,358
Pernod Ricard SA	370	49,552

		836,388

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.(s)	134	110,148
Dollar General Corp.	164	19,744
Koninklijke Ahold Delhaize NV	1,779	57,302
Target Corp.	461	69,339
Tesco plc	12,213	52,133
Walmart, Inc.(s)	1,242	85,251

		393,917

Food Products (0.8%)
Archer-Daniels-Midland Co.	395	24,494
AVI Ltd.	2,533	13,601
Danone SA	1,083	70,466
General Mills, Inc.	880	59,083
Hershey Co. (The)	256	50,555
Ichitan Group PCL	25,600	11,558
Mondelez International, Inc., Class A	1,344	91,863
Nestle SA (Registered)	2,309	234,388
Tyson Foods, Inc., Class A	568	34,591
Yihai International Holding Ltd.	1,500	2,258

		592,857

Household Products (0.8%)
Colgate-Palmolive Co.	793	78,658
Kimberly-Clark Corp.	438	59,152
Procter & Gamble Co. (The)(s)	2,457	394,987
Reckitt Benckiser Group plc	1,057	56,731

		589,528

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	145	14,443
Kenvue, Inc.	2,834	52,401
Unilever plc	2,187	134,162

		201,006

Tobacco (0.5%)
Altria Group, Inc.	1,652	80,964
British American Tobacco plc	2,065	73,250
Philip Morris International, Inc.	1,812	208,670

		362,884

Total Consumer Staples		2,976,580

Energy (2.6%)
Energy Equipment & Services (0.0%)†
Schlumberger NV	674	32,547

Oil, Gas & Consumable Fuels (2.6%)
Chevron Corp.	1,920	308,103
ConocoPhillips	1,515	168,468
Devon Energy Corp.	1,107	52,062
EOG Resources, Inc.	291	36,899
Exxon Mobil Corp.(s)	4,951	587,139
Hess Corp.	243	37,281
Kinder Morgan, Inc.	2,655	56,100
Marathon Petroleum Corp.	452	80,013
ONEOK, Inc.	708	58,998
Phillips 66	462	67,212
Suncor Energy, Inc.	1,700	67,894
TotalEnergies SE	2,070	139,605
Valero Energy Corp.	614	99,296
Woodside Energy Group Ltd.	3,658	66,312

		1,825,382

Total Energy		1,857,929

Financials (5.6%)
Banks (1.4%)
Alior Bank SA	522	12,459
Bank of America Corp.	5,847	235,692
Citigroup, Inc.	710	46,065
DBS Group Holdings Ltd.	2,200	60,322
ING Groep NV	4,732	85,795
JPMorgan Chase & Co.(s)	667	141,937
Oversea-Chinese Banking Corp. Ltd.	5,400	60,122
PNC Financial Services Group, Inc. (The)	499	90,369
Truist Financial Corp.	1,598	71,415
United Overseas Bank Ltd.	2,400	57,983
US Bancorp	1,942	87,157
Wells Fargo & Co.	946	56,136

		1,005,452

Capital Markets (2.1%)
Bank of New York Mellon Corp. (The)	1,121	72,944
BlackRock, Inc.	208	182,312
Blackstone, Inc.	769	109,313
Charles Schwab Corp. (The)	438	28,553
CME Group, Inc.	384	74,385
Goldman Sachs Group, Inc. (The)	1,206	613,890
Hong Kong Exchanges & Clearing Ltd.	2,100	61,925
Moody’s Corp.	136	62,081
Morgan Stanley	430	44,380
MSCI, Inc.	71	38,394
Partners Group Holding AG	40	53,865
S&P Global, Inc.	115	55,744
T. Rowe Price Group, Inc.	487	55,620
XTB SA(m)	703	11,228

		1,464,634

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.0%)†
KRUK SA	110	$12,340

Financial Services (0.7%)
Berkshire Hathaway, Inc.,
Class B(s)*	387	169,700
Fiserv, Inc.*	325	53,160
Mastercard, Inc., Class A(s)	206	95,524
PayPal Holdings, Inc.*	428	28,154
Visa, Inc., Class A(s)	395	104,940

		451,478

Insurance (1.4%)
Aflac, Inc.	690	65,812
Allianz SE (Registered)	400	112,861
American International Group, Inc.	642	50,866
Anadolu Anonim Turk Sigorta Sirketi*	3,660	11,251
Arch Capital Group Ltd.*	691	66,184
Arthur J Gallagher & Co.	207	58,682
AXA SA	2,162	75,827
Everest Group Ltd.	101	39,680
Manulife Financial Corp.	2,500	66,599
Marsh & McLennan Cos., Inc.	192	42,733
MetLife, Inc.	737	56,639
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	172	84,740
Sun Life Financial, Inc.	1,200	59,572
Swiss Re AG	475	58,569
Tokio Marine Holdings, Inc.	2,000	79,503
Zurich Insurance Group AG	151	83,036

		1,012,554

Total Financials		3,946,458

Health Care (4.4%)
Biotechnology (0.9%)
AbbVie, Inc.	2,030	376,200
Amgen, Inc.	683	227,077
Ever Supreme Bio Technology Co. Ltd.	2,000	11,778
Gilead Sciences, Inc.	537	40,844

		655,899

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	429	45,448
Becton Dickinson & Co.	132	31,820
Boston Scientific Corp.*	764	56,444
Edwards Lifesciences Corp.*	436	27,490
Intuitive Surgical, Inc.*	130	57,799
Medtronic plc	1,686	135,420
Smith & Nephew plc	3,985	57,498
Solventum Corp.*	63	3,710
Stryker Corp.	148	48,463

		464,092

Health Care Providers & Services (0.5%)
Centene Corp.*	397	30,537
Cigna Group (The)	164	57,182
CVS Health Corp.	1,751	105,638
Elevance Health, Inc.	98	52,139
MLP Saglik Hizmetleri A/S, Class B(m)*	780	8,663
UnitedHealth Group, Inc.(s)	194	111,775

		365,934

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	240	33,936
Danaher Corp.	192	53,199
Thermo Fisher Scientific, Inc.	115	70,534

		157,669

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	675	32,103
Eli Lilly and Co.(s)	214	172,114
Johnson & Johnson	2,654	418,934
Merck & Co., Inc.	690	78,059
Novartis AG (Registered)	1,745	195,622
Pfizer, Inc.	6,741	205,870
Roche Holding AG	677	219,279
Sanofi SA	1,164	119,707
Zoetis, Inc.	250	45,010

		1,486,698

Total Health Care		3,130,292

Industrials (3.3%)
Aerospace & Defense (0.6%)
BAE Systems plc	3,520	58,761
Embraer SA*	850	6,603
General Dynamics Corp.	151	45,105
GE Aerospace(s)	550	93,610
Lockheed Martin Corp.	196	106,216
Northrop Grumman Corp.	90	43,589
RTX Corp.	438	51,461

		405,345

Air Freight & Logistics (0.3%)
Deutsche Post AG	1,418	63,301
United Parcel Service, Inc., Class B	961	125,286

		188,587

Building Products (0.3%)
Cie de Saint-Gobain SA	745	63,854
Johnson Controls International plc	794	56,803
Trane Technologies plc	203	67,859

		188,516

Commercial Services & Supplies (0.1%)
Cintas Corp.	87	66,463
Veralto Corp.	64	6,820

		73,283

Construction & Engineering (0.2%)
Acter Group Corp. Ltd.	1,500	11,082
CTCI Corp.	7,978	13,016
IJM Corp. Bhd.	16,000	12,196
Vinci SA	639	72,826

		109,120

Electrical Equipment (0.2%)
Chicony Power Technology Co. Ltd.	997	4,067
Eaton Corp. plc	203	61,872
Emerson Electric Co.	653	76,473
GE Vernova, Inc.*	137	24,419

		166,831

Ground Transportation (0.2%)
Norfolk Southern Corp.	445	111,054
Union Pacific Corp.	204	50,333

		161,387

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.4%)
3M Co.	839	$107,014
Honeywell International, Inc.	164	33,579
Siemens AG (Registered)	738	135,280

		275,873

Machinery (0.6%)
Caterpillar, Inc.	157	54,353
Cummins, Inc.	356	103,881
Deere & Co.	86	31,990
Dover Corp.	329	60,622
Marcopolo SA (Preference)(q)*	10,000	10,785
Parker-Hannifin Corp.	125	70,145
Randon SA Implementos e Participacoes (Preference)(q)*	2,732	5,197
Volvo AB, Class B	2,924	74,525

		411,498

Professional Services (0.1%)
Automatic Data Processing, Inc.	158	41,494
Paychex, Inc.	476	60,937

		102,431

Trading Companies & Distributors (0.3%)
Fastenal Co.	843	59,642
ITOCHU Corp.	1,400	71,878
Mitsui & Co. Ltd.	3,000	69,980

		201,500

Transportation Infrastructure (0.0%)†
Evergreen International Storage & Transport Corp.	11,530	10,881
Santos Brasil Participacoes SA	5,530	12,896

		23,777

Total Industrials		2,308,148

Information Technology (7.0%)
Communications Equipment (0.3%)
Arcadyan Technology Corp.	1,994	8,960
Cisco Systems, Inc.	4,636	224,614

		233,574

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	1,040	66,830
Chin-Poon Industrial Co. Ltd.	8,120	11,119
Keysight Technologies, Inc.*	171	23,867
Primax Electronics Ltd.	3,989	11,171
Taiwan Surface Mounting Technology Corp.	3,181	12,002
TE Connectivity Ltd.	300	46,299
Tripod Technology Corp.	1,500	9,150
TXC Corp.	3,540	11,210
WT Microelectronics Co. Ltd.	1,994	6,346

		197,994

IT Services (0.4%)
Accenture plc, Class A(s)	284	93,896
International Business Machines Corp.	1,128	216,734

		310,630

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	546	78,886
Analog Devices, Inc.	200	46,276
Applied Materials, Inc.(s)	439	93,156
Broadcom, Inc.(s)	1,014	162,930
Elan Microelectronics Corp.	2,515	10,663
Everlight Electronics Co. Ltd.	5,285	12,625
Fitipower Integrated Technology, Inc.	1,496	11,994
Foxsemicon Integrated Technology, Inc.	1,000	9,404
Global Mixed Mode Technology, Inc.	1,010	7,741
Intel Corp.	1,161	35,689
ITE Technology, Inc.	1,994	9,161
KLA Corp.	91	74,899
NVIDIA Corp.(s)	6,622	774,906
Pixart Imaging, Inc.	2,493	12,498
QUALCOMM, Inc.	329	59,533
Radiant Opto-Electronics Corp.	1,994	10,801
Raydium Semiconductor Corp.	500	5,738
Sigurd Microelectronics Corp.	4,510	10,634
Sitronix Technology Corp.	997	7,567
Texas Instruments, Inc.	1,092	222,561

		1,657,662

Software (2.4%)
Adobe, Inc.*	142	78,334
Intuit, Inc.	109	70,561
Microsoft Corp.(s)	2,927	1,224,511
Oracle Corp.(s)	703	98,033
Roper Technologies, Inc.	72	39,222
Salesforce, Inc.	327	84,628
ServiceNow, Inc.*	87	70,852

		1,666,141

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.(s)	3,391	753,073
Canon, Inc.(x)	2,100	66,340
Chicony Electronics Co. Ltd.	2,010	9,579
Getac Holdings Corp.	1,994	6,221
HP, Inc.	1,474	53,197

		888,410

Total Information Technology		4,954,411

Materials (1.3%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	274	72,295
Dow, Inc.	810	44,121
Linde plc	132	59,862
LyondellBasell Industries NV, Class A	1,118	111,196
Nan Pao Resins Chemical Co. Ltd.	1,000	10,065
Sherwin-Williams Co. (The)	158	55,427

		352,966

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Akcansa Cimento A/S	2,335	$10,552
GCC SAB de CV	503	4,295
Holcim AG	1,037	97,054

		111,901

Metals & Mining (0.6%)
Anglo American plc	1,589	47,792
BHP Group Ltd.	5,678	157,645
EVERGREEN Steel Corp.	2,493	9,255
Freeport-McMoRan, Inc.	838	38,054
Glencore plc	13,863	76,750
Rio Tinto plc	1,288	83,389

		412,885

Total Materials		877,752

Real Estate (1.4%)
Diversified REITs (0.0%)†
Empire State Realty Trust, Inc. (REIT), Class A	1,384	14,906

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	170	19,940
CareTrust REIT, Inc. (REIT)	520	14,019
Healthpeak Properties, Inc. (REIT)	1,961	42,789
Welltower, Inc. (REIT)	29	3,226

		79,974

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	179	3,134
Invincible Investment Corp. (REIT)	30	13,652
Park Hotels & Resorts, Inc. (REIT)	812	12,229
RLJ Lodging Trust (REIT)	1,140	10,761
Summit Hotel Properties, Inc. (REIT)	2,311	14,652
Xenia Hotels & Resorts, Inc. (REIT)	633	8,786

		63,214

Industrial REITs (0.2%)
First Industrial Realty Trust, Inc. (REIT)	30	1,642
Goodman Group (REIT)	1,243	28,761
Innovative Industrial Properties, Inc. (REIT)	130	15,965
Montea NV (REIT)	140	12,129
Plymouth Industrial REIT, Inc. (REIT)	620	14,830
Prologis, Inc. (REIT)	571	71,975

		145,302

Office REITs (0.0%)†
Orix JREIT, Inc. (REIT)	10	10,438

Real Estate Management & Development (0.2%)
Amata Corp. PCL	16,600	11,001
Azrieli Group Ltd.	210	12,859
Catena AB	270	13,722
Daiwa House Industry Co. Ltd.	2,200	62,960
DigitalBridge Group, Inc.	1,062	15,006
Hulic Co. Ltd.	1,000	9,720
Poly Property Services Co. Ltd., Class H(m)	2,000	6,880
PSP Swiss Property AG (Registered)	70	9,357
Sagax AB, Class B	310	7,617
Sirius Real Estate Ltd. (REIT)	11,184	13,563

		162,685

Residential REITs (0.3%)
American Homes 4 Rent (REIT), Class A	471	16,998
AvalonBay Communities, Inc. (REIT)	247	50,615
Boardwalk REIT (REIT)	250	14,124
Camden Property Trust (REIT)	385	42,639
Centerspace (REIT)	190	13,268
Equity Residential (REIT)	593	41,290
UMH Properties, Inc. (REIT)	850	15,096

		194,030

Retail REITs (0.2%)
Alexander’s, Inc. (REIT)	60	14,538
CBL & Associates Properties, Inc. (REIT)(x)	569	14,663
Frontier Real Estate Investment Corp. (REIT)	10	28,970
Mercialys SA (REIT)	1,064	13,490
NNN REIT, Inc. (REIT)	370	16,609
Saul Centers, Inc. (REIT)	39	1,543
Tanger, Inc. (REIT)	530	15,317
Urban Edge Properties (REIT)	71	1,441
Whitestone REIT (REIT)	1,050	14,490

		121,061

Specialized REITs (0.3%)
American Tower Corp. (REIT)	146	32,178
CubeSmart (REIT)	360	17,129
Equinix, Inc. (REIT)	60	47,414
Iron Mountain, Inc. (REIT)	260	26,666
National Storage Affiliates Trust (REIT)	161	6,854
National Storage REIT (REIT)	8,854	14,363
Public Storage (REIT)	90	26,633
Safestore Holdings plc (REIT)	1,134	11,770
Shurgard Self Storage Ltd. (REIT)*	340	13,283

		196,290

Total Real Estate		987,900

Utilities (1.3%)
Electric Utilities (0.6%)
Alliant Energy Corp.	691	38,461
American Electric Power Co., Inc.	668	65,544
Duke Energy Corp.	745	81,406
Evergy, Inc.	462	26,796
Exelon Corp.	593	22,060
Fortis, Inc.	1,500	62,710
NextEra Energy, Inc.	2,137	163,245

		460,222

Gas Utilities (0.0%)†
Perusahaan Gas Negara Tbk. PT	132,000	13,007

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares		Value (Note 1)
Multi-Utilities (0.7%)
CMS Energy Corp.		556	$36,029
Consolidated Edison, Inc.		623	60,755
DTE Energy Co.		742	89,433
National Grid plc		5,182	65,876
NiSource, Inc.		1,366	42,688
Public Service Enterprise Group, Inc.		699	55,759
Sempra		833	66,690
WEC Energy Group, Inc.		656	56,455

			473,685

Total Utilities			946,914

Total Common Stocks (37.7%) (Cost $24,358,794)			26,660,429

EXCHANGE TRADED FUNDS (ETF):
Equity (0.8%)
iShares MSCI India Small- Cap ETF(x)*		4,857	407,745
iShares MSCI South Korea ETF		2,881	191,731

Total Exchange Traded Funds (0.8%) (Cost $581,146)			599,476

	Principal Amount
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (1.0%)
Arab Republic of Egypt 26.52%, 3/11/25(p)	EGP	38,200,000	676,972

	Number of Shares
Investment Companies (2.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield) (xx)		200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield) (xx)		1,661,710	1,661,710

Total Investment Companies			1,861,710

	Principal Amount
U.S. Treasury Obligation (3.2%)
U.S. Treasury Bills
5.05%, 12/12/24(p)		$2,295,000	2,252,675

Total Short-Term Investments (6.8%) (Cost $4,793,644)			4,791,357

Total Investments in Securities (100.7%) (Cost $68,198,252)			71,227,054
Other Assets Less Liabilities (-0.7%)			(463,159)

Net Assets (100%)			$70,763,895

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2024, the market value of these securities amounted to $18,149,517 or 25.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of July 31, 2024. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of July 31, 2024.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,207,716 or 1.7% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $7,614,117.

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)

At July 31, 2024, the Fund had loaned securities with a total value of $1,850,156. This was collateralized by $22,434 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.500%, maturing 8/15/24 – 11/15/53 and by cash of $1,861,710 which was subsequently invested in investment companies.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2024.

Glossary:

ADR — American Depositary Receipt

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

EGP — Egyptian Pound

ICE — Intercontinental Exchange

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.4%
Australia	0.8
Belgium	0.0	#
Brazil	0.6
Canada	1.1
Cayman Islands	1.3
China	0.0	#
Costa Rica	0.7
Denmark	0.1
Ecuador	0.4
Egypt	1.0
France	1.6
Germany	1.6
Guatemala	0.6
Hong Kong	0.1
Indonesia	0.0	#
Ireland	0.4
Israel	0.0	#
Italy	0.8
Japan	1.9
Malaysia	0.0	#
Mexico	0.3
Netherlands	0.6
Nigeria	0.3
Poland	0.1
Saudi Arabia	0.4
Singapore	0.3
South Africa	0.5
Spain	1.2
Sweden	0.1
Switzerland	1.4
Taiwan	0.5
Thailand	0.0	#
Turkey	0.7
United Kingdom	3.8
United States	76.9
Uruguay	0.2
Cash and Other	(0.7)

	100.0%

#	Percent shown is less than 0.05%.

Written Call Options Contracts as of July 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	21	USD	(2,100)	USD 5,525.00	8/16/2024	(158,340)

Total Written Options Contracts (Premiums Received ($197,357))							(158,340)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$944,276	$—	$944,276
Common Stocks
Communication Services	1,825,377	325,100	—	2,150,477
Consumer Discretionary	1,806,100	717,468	—	2,523,568
Consumer Staples	2,086,630	889,950	—	2,976,580
Energy	1,652,012	205,917	—	1,857,929
Financials	3,024,632	921,826	—	3,946,458
Health Care	2,517,745	612,547	—	3,130,292
Industrials	1,646,501	661,647	—	2,308,148
Information Technology	4,693,487	260,924	—	4,954,411
Materials	385,250	492,502	—	877,752
Real Estate	693,365	294,535	—	987,900
Utilities	868,031	78,883	—	946,914
Convertible Bond
Industrials	—	137,100	—	137,100
Corporate Bonds
Communication Services	—	2,600,828	—	2,600,828
Consumer Discretionary	—	3,322,066	—	3,322,066
Consumer Staples	—	52,375	—	52,375
Energy	—	2,789,778	—	2,789,778
Financials	—	12,590,282	—	12,590,282
Health Care	—	368,744	—	368,744
Industrials	—	3,103,754	—	3,103,754
Information Technology	—	1,990,612	—	1,990,612
Materials	—	1,759,486	—	1,759,486
Real Estate	—	440,664	—	440,664
Utilities	—	2,049,186	—	2,049,186
Exchange Traded Funds	599,476	—	—	599,476
Foreign Government Securities	—	1,878,000	—	1,878,000
Short-Term Investments
Foreign Government Treasury Bill	—	676,972	—	676,972
Investment Companies	1,861,710	—	—	1,861,710
U.S. Treasury Obligation	—	2,252,675	—	2,252,675
U.S. Treasury Obligations	—	5,148,641	—	5,148,641

Total Assets	$23,660,316	$47,566,738	$—	$71,227,054

Liabilities:
Options Written
Call Options Written	$(158,340)	$—	$—	$(158,340)

Total Liabilities	$(158,340)	$—	$—	$(158,340)

Total	$23,501,976	$47,566,738	$—	$71,068,714

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,825,755
Aggregate gross unrealized depreciation	(1,275,511)

Net unrealized appreciation	$2,550,244

Federal income tax cost of investments in securities and derivative instruments, if applicable	$68,518,470

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (24.3%)
iMGP DBi Managed Futures Strategy ETF	65,720	$1,901,937
IQ Merger Arbitrage ETF	59,170	1,905,866

Total Alternatives		3,807,803

Commodity (16.1%)
Invesco DB Agriculture Fund	25,860	613,916
Invesco DB Energy Fund	30,330	617,215
Invesco DB Precious Metals Fund	21,550	1,283,331

Total Commodity		2,514,462

Equity (31.4%)
iShares Core U.S. REIT ETF	20,070	1,142,786
JPMorgan Equity Premium Income ETF(x)	29,690	1,706,581
JPMorgan Nasdaq Equity Premium Income ETF	16,750	899,810
Vanguard Global ex-U.S. Real Estate ETF	27,170	1,157,442

Total Equity		4,906,619

Fixed Income (27.2%)
iShares Convertible Bond ETF	27,010	2,168,903
Vanguard Short-Term Inflation- Protected Securities ETF	42,870	2,080,910

Total Fixed Income		4,249,813

Total Investments in Securities (99.0%) (Cost $14,763,884)		15,478,697
Other Assets Less Liabilities (1.0%)		154,707

Net Assets (100%)		$15,633,404

(x)

All or a portion of security is on loan at July 31, 2024. The Fund had loaned securities with a total value of $1,511,724. This was collateralized by $1,530,772 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.311%, maturing 8/1/24 –2/15/53.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,478,697	$—	$—	$15,478,697
Total Assets	$15,478,697	$—	$—	$15,478,697

Total Liabilities	$—	$—	$—	$—

Total	$15,478,697	$—	$—	$15,478,697

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$737,469
Aggregate gross unrealized depreciation	(757,520)

Net unrealized depreciation	$(20,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,498,748

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (43.3%)
Invesco S&P 500 Low Volatility ETF	4,970	$336,320
Invesco S&P Emerging Markets Low Volatility ETF	600	14,687
Invesco S&P International Developed Low Volatility ETF	6,440	185,503
Invesco S&P MidCap Low Volatility ETF	3,300	195,195
Invesco S&P SmallCap Low Volatility ETF	1,410	67,767
iShares Core MSCI EAFE ETF	4,950	370,161
iShares Core MSCI Emerging Markets ETF	600	32,364
iShares Core S&P Total U.S. Stock Market ETF	8,280	1,002,046
iShares MSCI EAFE Min Vol Factor ETF	2,540	185,928
iShares MSCI Emerging Markets Min Vol Factor ETF	230	13,492
iShares MSCI USA Min Vol Factor ETF	3,890	338,586
SPDR SSGA US Small Cap Low Volatility Index ETF	490	62,009

Total Equity		2,804,058

Fixed Income (56.7%)
iShares Broad USD High Yield Corporate Bond ETF	6,970	257,193
iShares Core U.S. Aggregate Bond ETF	20,740	2,055,541
iShares TIPS Bond ETF	5,100	551,718
Vanguard Short-Term Bond ETF	6,450	500,714
Vanguard Total International Bond ETF	6,120	303,613

Total Fixed Income		3,668,779

Total Investments in Securities (100.0%) (Cost $6,282,258)		6,472,837
Other Assets Less Liabilities (0.0%)†		(2,566)

Net Assets (100%)		$6,470,271

†	Percent shown is less than 0.05%.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,472,837	$—	$—	$6,472,837

Total Assets	$6,472,837	$—	$—	$6,472,837

Total Liabilities	$—	$—	$—	$—

Total	$6,472,837	$—	$—	$6,472,837

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,282
Aggregate gross unrealized depreciation	(460,651)

Net unrealized appreciation	$127,631

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,345,206

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.2%)
Invesco S&P 500 Low Volatility ETF	15,620	$1,057,005
Invesco S&P Emerging Markets Low Volatility ETF	5,740	140,505
Invesco S&P International Developed Low Volatility ETF	19,660	566,304
Invesco S&P MidCap Low Volatility ETF	9,910	586,177
Invesco S&P SmallCap Low Volatility ETF	5,850	281,159
iShares Core MSCI EAFE ETF	14,660	1,096,275
iShares Core MSCI Emerging Markets ETF	4,900	264,306
iShares Core S&P Total U.S. Stock Market ETF	25,550	3,092,061
iShares MSCI EAFE Min Vol Factor ETF	7,700	563,640
iShares MSCI Emerging Markets Min Vol Factor ETF	2,430	142,544
iShares MSCI USA Min Vol Factor ETF	11,940	1,039,258
SPDR SSGA US Small Cap Low Volatility Index ETF	2,380	301,189

Total Equity		9,130,423

Fixed Income (46.6%)
iShares Broad USD High Yield Corporate Bond ETF	15,650	577,485
iShares Core U.S. Aggregate Bond ETF	49,710	4,926,758
iShares TIPS Bond ETF	11,070	1,197,553
Vanguard Short-Term Bond ETF	9,270	719,630
Vanguard Total International Bond ETF	11,910	590,855

Total Fixed Income		8,012,281

Total Investments in Securities (99.8%) (Cost $16,044,432)		17,142,704
Other Assets Less Liabilities (0.2%)		41,353

Net Assets (100%)		$17,184,057

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$17,142,704	$—	$—	$17,142,704

Total Assets	$17,142,704	$—	$—	$17,142,704

Total Liabilities	$—	$—	$—	$—

Total	$17,142,704	$—	$—	$17,142,704

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,743,341
Aggregate gross unrealized depreciation	(813,965)

Net unrealized appreciation	$929,376

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,213,328

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (62.5%)
Invesco S&P 500 Low Volatility ETF	13,060	$883,770
Invesco S&P Emerging Markets Low Volatility ETF	4,220	103,298
Invesco S&P International Developed Low Volatility ETF	17,160	494,292
Invesco S&P MidCap Low Volatility ETF	8,310	491,537
Invesco S&P SmallCap Low Volatility ETF	4,810	231,175
iShares Core MSCI EAFE ETF	12,960	969,149
iShares Core MSCI Emerging Markets ETF	4,100	221,154
iShares Core S&P Total U.S. Stock Market ETF	21,740	2,630,975
iShares MSCI EAFE Min Vol Factor ETF	6,760	494,832
iShares MSCI Emerging Markets Min Vol Factor ETF	1,890	110,867
iShares MSCI USA Min Vol Factor ETF	9,970	867,789
SPDR SSGA US Small Cap Low Volatility Index ETF	1,930	244,242

Total Equity		7,743,080

Fixed Income (36.8%)
iShares Broad USD High Yield Corporate Bond ETF	4,670	172,323
iShares Core U.S. Aggregate Bond ETF	33,510	3,321,176
iShares TIPS Bond ETF(x)	6,290	680,452
Vanguard Short-Term Bond ETF	2,770	215,035
Vanguard Total International Bond ETF	3,430	170,163

Total Fixed Income		4,559,149

Total Exchange Traded Funds (99.3%) (Cost $11,633,202)		12,302,229

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield)(xx)	80,702	80,702
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield)(xx)	7,098	7,098
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	34,424	34,434

Total Investment Companies		122,234

Total Short-Term Investments (1.0%) (Cost $122,232)		122,234

Total Investments in Securities (100.3%) (Cost $11,755,434)		12,424,463
Other Assets Less Liabilities (-0.3%)		(36,317)

Net Assets (100%)		$12,388,146

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)	At July 31, 2024, the Fund had loaned securities with a total value of $86,544. This was collateralized by cash of $87,800 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$12,302,229	$—	$—	$12,302,229
Short-Term Investments
Investment Companies	122,234	—	—	122,234

Total Assets	$12,424,463	$—	$—	$12,424,463

Total Liabilities	$—	$—	$—	$—

Total	$12,424,463	$—	$—	$12,424,463

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$994,589
Aggregate gross unrealized depreciation	(383,987)

Net unrealized appreciation	$610,602

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,813,861

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.5%)
Invesco S&P 500 Low Volatility ETF	18,300	$1,238,361
Invesco S&P Emerging Markets Low Volatility ETF	6,790	166,208
Invesco S&P International Developed Low Volatility ETF	24,590	708,312
Invesco S&P MidCap Low Volatility ETF	12,270	725,771
Invesco S&P SmallCap Low Volatility ETF	6,870	330,182
iShares Core MSCI EAFE ETF	18,690	1,397,638
iShares Core MSCI Emerging Markets ETF	5,590	301,525
iShares Core S&P Total U.S. Stock Market ETF	31,570	3,820,601
iShares MSCI EAFE Min Vol Factor ETF	9,780	715,896
iShares MSCI Emerging Markets Min Vol Factor ETF	2,940	172,460
iShares MSCI USA Min Vol Factor ETF	14,150	1,231,616
SPDR SSGA US Small Cap Low Volatility Index ETF	2,800	354,340

Total Equity		11,162,910

Fixed Income (28.0%)
iShares Core U.S. Aggregate Bond ETF	37,620	3,728,518
iShares TIPS Bond ETF(x)	6,020	651,244

Total Fixed Income		4,379,762

Total Exchange Traded Funds (99.5%) (Cost $13,561,256)		15,542,672

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield)(xx)	97,702	97,702
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield)(xx)	97,702	97,702
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield)(xx)	13,121	13,121
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	31,665	31,675

Total Investment Companies		240,200

Total Short-Term Investments (1.5%) (Cost $240,198)		240,200

Total Investments in Securities (101.0%) (Cost $13,801,454)		15,782,872
Other Assets Less Liabilities (-1.0%)		(156,286)

Net Assets (100%)		$15,626,586

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)	At July 31, 2024, the Fund had loaned securities with a total value of $205,542. This was collateralized by cash of $208,525 which was subsequently invested in investment companies.

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,542,672	$—	$—	$15,542,672
Short-Term Investments
Investment Companies	240,200	—	—	240,200

Total Assets	$15,782,872	$—	$—	$15,782,872

Total Liabilities	$—	$—	$—	$—

Total	$15,782,872	$—	$—	$15,782,872

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,331,184
Aggregate gross unrealized depreciation	(426,764)

Net unrealized appreciation	$1,904,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,878,452

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (76.4%)
Invesco S&P 500 Low Volatility ETF	9,960	$673,993
Invesco S&P Emerging Markets Low Volatility ETF	3,180	77,841
Invesco S&P International Developed Low Volatility ETF	12,890	371,295
Invesco S&P MidCap Low Volatility ETF	6,450	381,518
Invesco S&P SmallCap Low Volatility ETF	3,530	169,657
iShares Core MSCI EAFE ETF	10,040	750,791
iShares Core MSCI Emerging Markets ETF	2,900	156,426
iShares Core S&P Total U.S. Stock Market ETF	17,260	2,088,805
iShares MSCI EAFE Min Vol Factor ETF	5,180	379,176
iShares MSCI Emerging Markets Min Vol Factor ETF	1,500	87,990
iShares MSCI USA Min Vol Factor ETF	7,510	653,670
SPDR SSGA US Small Cap Low Volatility Index ETF	1,360	172,108

Total Equity		5,963,270

Fixed Income (23.4%)
iShares Core U.S. Aggregate Bond ETF	15,700	1,556,027
iShares TIPS Bond ETF	2,530	273,696

Total Fixed Income		1,829,723

Total Investments in Securities (99.8%) (Cost $6,756,096)		7,792,993
Other Assets Less Liabilities (0.2%)		13,830

Net Assets (100%)		$7,806,823

Glossary:

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,792,993	$—	$—	$7,792,993

Total Assets	$7,792,993	$—	$—	$7,792,993

Total Liabilities	$—	$—	$—	$—

Total	$7,792,993	$—	$—	$7,792,993

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,165,251
Aggregate gross unrealized depreciation	(141,917)

Net unrealized appreciation	$1,023,334

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,769,659

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (81.0%)
Invesco S&P 500 Low Volatility ETF	15,520	$1,050,238
Invesco S&P Emerging Markets Low Volatility ETF	5,230	128,022
Invesco S&P International Developed Low Volatility ETF	20,050	577,538
Invesco S&P MidCap Low Volatility ETF	9,770	577,896
Invesco S&P SmallCap Low Volatility ETF	5,560	267,221
iShares Core MSCI EAFE ETF	15,220	1,138,152
iShares Core MSCI Emerging Markets ETF	4,710	254,057
iShares Core S&P Total U.S. Stock Market ETF	26,290	3,181,616
iShares MSCI EAFE Min Vol Factor ETF	7,790	570,228
iShares MSCI Emerging Markets Min Vol Factor ETF	2,040	119,666
iShares MSCI USA Min Vol Factor ETF	12,020	1,046,221
SPDR SSGA US Small Cap Low Volatility Index ETF	2,280	288,534

Total Equity		9,199,389

Fixed Income (18. 4%)
iShares Core U.S. Aggregate Bond ETF	17,930	1,777,042
iShares TIPS Bond ETF	2,860	309,395

Total Fixed Income		2,086,437

Total Exchange Traded Funds (99.4%) (Cost $9,218,547)		11,285,826

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	33,828	33,838

Total Short-Term Investments (0.3%) (Cost $33,837)		33,838

Total Investments in Securities (99.7%) (Cost $9,252,384)		11,319,664
Other Assets Less Liabilities (0.3%)		31,566

Net Assets (100%)		$11,351,230

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,285,826	$—	$—	$11,285,826
Short-Term Investments
Investment Companies	33,838	—	—	33,838

Total Assets	$11,319,664	$—	$—	$11,319,664

Total Liabilities	$—	$—	$—	$—

Total	$11,319,664	$—	$—	$11,319,664

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,216,090
Aggregate gross unrealized depreciation	(160,646)

Net unrealized appreciation	$2,055,444

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,264,220

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (85.9%)
Invesco S&P 500 Low Volatility ETF	16,730	$1,132,119
Invesco S&P Emerging Markets Low Volatility ETF	5,630	137,813
Invesco S&P International Developed Low Volatility ETF	21,190	610,376
Invesco S&P MidCap Low Volatility ETF	10,240	605,696
Invesco S&P SmallCap Low Volatility ETF	5,810	279,237
iShares Core MSCI EAFE ETF	16,090	1,203,210
iShares Core MSCI Emerging Markets ETF	4,880	263,227
iShares Core S&P Total U.S. Stock Market ETF	28,320	3,427,286
iShares MSCI EAFE Min Vol Factor ETF	8,340	610,488
iShares MSCI Emerging Markets Min Vol Factor ETF	2,380	139,611
iShares MSCI USA Min Vol Factor ETF	13,050	1,135,872
SPDR SSGA US Small Cap Low Volatility Index ETF	2,320	293,596

Total Equity		9,838,531

Fixed Income (13.4%)
iShares Core U.S. Aggregate Bond ETF	13,140	1,302,305
iShares TIPS Bond ETF	2,150	232,587

Total Fixed Income		1,534,892

Total Exchange Traded Funds (99.3%) (Cost $9,200,201)		11,373,423

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	40,153	40,165

Total Short-Term Investments (0.4%) (Cost $40,164)		40,165

Total Investments in Securities (99.7%) (Cost $9,240,365)		11,413,588
Other Assets Less Liabilities (0.3%)		35,392

Net Assets (100%)		$11,448,980

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,373,423	$—	$—	$11,373,423
Short-Term Investments
Investment Companies	40,165	—	—	40,165

Total Assets	$11,413,588	$—	$—	$11,413,588

Total Liabilities	$—	$—	$—	$—

Total	$11,413,588	$—	$—	$11,413,588

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,227,992
Aggregate gross unrealized depreciation	(97,346)

Net unrealized appreciation	$2,130,646

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,282,942

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (91.0%)
Invesco S&P 500 Low Volatility ETF	12,300	$832,341
Invesco S&P Emerging Markets Low Volatility ETF	4,020	98,403
Invesco S&P International Developed Low Volatility ETF	15,480	445,900
Invesco S&P MidCap Low Volatility ETF	7,580	448,357
Invesco S&P SmallCap Low Volatility ETF	4,310	207,145
iShares Core MSCI EAFE ETF	11,480	858,474
iShares Core MSCI Emerging Markets ETF	3,550	191,487
iShares Core S&P Total U.S. Stock Market ETF	20,150	2,438,553
iShares MSCI EAFE Min Vol Factor ETF	5,980	437,736
iShares MSCI Emerging Markets Min Vol Factor ETF	1,620	95,029
iShares MSCI USA Min Vol Factor ETF	9,500	826,880
SPDR SSGA US Small Cap Low Volatility Index ETF	1,740	220,197

Total Equity		7,100,502

Fixed Income (8.5%)
iShares Core U.S. Aggregate Bond ETF	5,640	558,980
iShares TIPS Bond ETF	910	98,444

Total Fixed Income		657,424

Total Exchange Traded Funds (99.5%) (Cost $6,001,237)		7,757,926

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	17,248	17,254

Total Short-Term Investments (0.2%) (Cost $17,253)		17,254

Total Investments in Securities (99.7%) (Cost $6,018,490)		7,775,180
Other Assets Less Liabilities (0.3%)		25,618

Net Assets (100%)		$7,800,798

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,757,926	$—	$—	$7,757,926
Short-Term Investments
Investment Companies	17,254	—	—	17,254

Total Assets	$7,775,180	$—	$—	$7,775,180

Total Liabilities	$—	$—	$—	$—

Total	$7,775,180	$—	$—	$7,775,180

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,793,532
Aggregate gross unrealized depreciation	(39,278)

Net unrealized appreciation	$1,754,254

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,020,926

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.9%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	28,500	$548,625
Deutsche Telekom AG (Registered)	9,864	257,782
Nippon Telegraph & Telephone Corp.	212,500	226,669
Spark New Zealand Ltd.	84,881	218,319
Swisscom AG (Registered)	922	564,697
Telstra Group Ltd.	133,153	343,154
Verizon Communications, Inc.	35,910	1,455,073

		3,614,319

Entertainment (0.2%)
Electronic Arts, Inc.	1,599	241,353
Universal Music Group NV	7,710	183,383

		424,736

Interactive Media & Services (3.7%)
Alphabet, Inc., Class A	28,556	4,898,496
Meta Platforms, Inc., Class A	5,715	2,713,654

		7,612,150

Media (0.6%)
Comcast Corp., Class A	29,100	1,200,957

Wireless Telecommunication Services (0.6%)
SoftBank Corp.	39,100	513,780
T-Mobile US, Inc.	3,486	635,428

		1,149,208

Total Communication Services		14,001,370

Consumer Discretionary (8.9%)
Automobile Components (0.2%)
Bridgestone Corp.	8,900	365,625

Automobiles (1.3%)
General Motors Co.	7,927	351,325
Honda Motor Co. Ltd.	22,000	235,691
Mercedes-Benz Group AG	4,277	282,950
Tesla, Inc.*	8,078	1,874,661

		2,744,627

Broadline Retail (2.7%)
Amazon.com, Inc.*	25,308	4,732,090
Dollarama, Inc.	2,900	271,862
Wesfarmers Ltd.	10,269	494,808

		5,498,760

Hotels, Restaurants & Leisure (1.5%)
Aristocrat Leisure Ltd.	8,814	312,670
Chipotle Mexican Grill, Inc.*	10,000	543,200
McDonald’s Corp.	4,934	1,309,484
Starbucks Corp.	6,056	472,065
Yum! Brands, Inc.	3,087	410,046

		3,047,465

Household Durables (0.2%)
Sekisui House Ltd.(x)	17,200	431,678

Specialty Retail (2.8%)
AutoZone, Inc.*	200	626,738
Home Depot, Inc. (The)	4,169	1,534,859
Industria de Diseno Textil SA	5,279	255,801
Lowe’s Cos., Inc.	4,100	1,006,591
O’Reilly Automotive, Inc.*	741	834,618
TJX Cos., Inc. (The)	9,003	1,017,519
Tractor Supply Co.	1,400	368,648

		5,644,774

Textiles, Apparel & Luxury Goods (0.2%)
LVMH Moet Hennessy Louis Vuitton SE	258	181,842
NIKE, Inc., Class B	3,534	264,555

		446,397

Total Consumer Discretionary		18,179,326

Consumer Staples (10.6%)
Beverages (2.4%)
Coca-Cola Co. (The)	34,800	2,322,552
Diageo plc	7,117	221,661
Keurig Dr Pepper, Inc.	11,401	390,826
PepsiCo, Inc.	11,072	1,911,802

		4,846,841

Consumer Staples Distribution & Retail (2.9%)
Alimentation Couche-Tard, Inc.	9,602	591,914
Costco Wholesale Corp.	2,435	2,001,570
George Weston Ltd.	2,100	325,225
Koninklijke Ahold Delhaize NV	14,652	471,946
Kroger Co. (The)	4,778	260,401
Loblaw Cos. Ltd.	2,300	283,616
Seven & i Holdings Co. Ltd.	18,500	222,356
Walmart, Inc.	25,615	1,758,214

		5,915,242

Food Products (2.5%)
Danone SA	5,704	371,134
General Mills, Inc.	11,700	785,538
Hershey Co. (The)	3,500	691,180
J M Smucker Co. (The)	2,200	259,490
Kellanova	7,700	447,755
McCormick & Co., Inc. (Non- Voting)	3,756	289,250
Mondelez International, Inc., Class A	18,800	1,284,980
Nestle SA (Registered)	9,351	949,227

		5,078,554

Household Products (2.2%)
Colgate-Palmolive Co.	12,800	1,269,632
Henkel AG & Co. KGaA (Preference)(q)	3,969	339,766
Kimberly-Clark Corp.	6,100	823,805
Procter & Gamble Co. (The)	12,591	2,024,129

		4,457,332

Personal Care Products (0.6%)
Beiersdorf AG	2,994	434,727
L’Oreal SA	776	336,035
Unilever plc (Cboe Europe)	4,078	249,731
Unilever plc (London Stock Exchange)	5,289	324,455

		1,344,948

Total Consumer Staples		21,642,917

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Chevron Corp.	4,500	722,115
Enbridge, Inc.	35,500	1,328,566
Equinor ASA	16,118	427,213
Exxon Mobil Corp.	8,327	987,499

Total Energy		3,465,393

Financials (16.0%)
Banks (4.1%)
ANZ Group Holdings Ltd.	16,680	317,407
Canadian Imperial Bank of Commerce	9,000	465,433
Commonwealth Bank of Australia	4,270	384,799
DBS Group Holdings Ltd.	12,100	331,772
DNB Bank ASA	18,395	379,800
JPMorgan Chase & Co.	5,354	1,139,331
Mizuho Financial Group, Inc.	17,700	404,801
National Australia Bank Ltd.	10,356	261,890

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
National Bank of Canada	4,142	$346,444
Nordea Bank Abp (Aquis Stock Exchange)	23,265	272,459
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	163,599
Oversea-Chinese Banking Corp. Ltd.	22,500	250,508
Royal Bank of Canada	16,253	1,816,183
Sumitomo Mitsui Financial Group, Inc.	5,700	412,698
Toronto-Dominion Bank (The)	14,414	851,174
United Overseas Bank Ltd.	27,600	666,803

		8,465,101

Capital Markets (2.7%)
Ameriprise Financial, Inc.	1,500	645,105
Bank of New York Mellon Corp. (The)	7,700	501,039
Cboe Global Markets, Inc.	1,900	348,669
CME Group, Inc.	4,075	789,368
Daiwa Securities Group, Inc.	33,000	274,025
Deutsche Boerse AG	2,051	419,903
Intercontinental Exchange, Inc.	6,366	964,831
Moody’s Corp.	1,075	490,716
S&P Global, Inc.	1,534	743,576
TMX Group Ltd.	9,500	288,719

		5,465,951

Consumer Finance (0.2%)
American Express Co.	2,114	534,926

Financial Services (2.6%)
Berkshire Hathaway, Inc., Class B*	4,500	1,973,250
Fiserv, Inc.*	5,339	873,300
Mastercard, Inc., Class A	1,814	841,170
Visa, Inc., Class A	5,930	1,575,423

		5,263,143

Insurance (6.4%)
Aflac, Inc.	5,945	567,034
Allianz SE (Registered)	1,494	421,536
Aon plc, Class A	2,200	722,722
Chubb Ltd.	2,400	661,584
Generali	20,746	536,944
Hannover Rueck SE	1,052	261,426
Hartford Financial Services Group, Inc. (The)	2,600	288,392
Intact Financial Corp.	3,000	545,178
Loews Corp.	5,300	423,735
Marsh & McLennan Cos., Inc.	7,000	1,557,990
MS&AD Insurance Group Holdings, Inc.	11,800	277,740
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	1,413	696,149
NN Group NV(x)	7,846	392,486
Progressive Corp. (The)	4,379	937,632
QBE Insurance Group Ltd.	33,610	397,472
Sampo OYJ, Class A	10,515	460,660
Sompo Holdings, Inc.	28,800	657,218
Sun Life Financial, Inc.	10,300	511,326
Swiss Re AG	3,896	480,390
Tokio Marine Holdings, Inc.	9,600	381,613
Travelers Cos., Inc. (The)	2,160	467,510
W.R. Berkley Corp.	5,400	297,702
Willis Towers Watson plc	818	230,905
Zurich Insurance Group AG	1,542	847,952

		13,023,296

Total Financials		32,752,417

Health Care (10.4%)
Biotechnology (0.5%)
AbbVie, Inc.	1,312	243,140
Amgen, Inc.	796	264,646
Gilead Sciences, Inc.	6,013	457,348

		965,134

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	13,144	1,392,475
Becton Dickinson & Co.	3,000	723,180
Boston Scientific Corp.*	10,300	760,964
Edwards Lifesciences Corp.*	7,400	466,570
IDEXX Laboratories, Inc.*	562	267,580
Medtronic plc	15,872	1,274,839
ResMed, Inc.	1,200	255,900
Stryker Corp.	1,300	425,685

		5,567,193

Health Care Providers & Services (1.0%)
Cencora, Inc.	2,200	523,336
Cigna Group (The)	1,800	627,606
Elevance Health, Inc.	1,256	668,230
Molina Healthcare, Inc.*	656	223,873

		2,043,045

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	2,904	410,626
Danaher Corp.	3,537	980,032
IQVIA Holdings, Inc.*	1,001	246,476
Mettler-Toledo International, Inc.*	200	304,206
Thermo Fisher Scientific, Inc.	1,672	1,025,504
Waters Corp.*	900	302,652

		3,269,496

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	21,686	1,031,386
Eli Lilly and Co.	1,749	1,406,668
GSK plc	11,495	222,612
Johnson & Johnson	12,263	1,935,714
Merck KGaA	1,270	227,516
Novartis AG (Registered)	8,181	917,126
Novo Nordisk A/S, Class B	6,332	839,012
Roche Holding AG	3,231	1,046,514
Sanofi SA	4,752	488,701
Takeda Pharmaceutical Co. Ltd.	10,400	297,185
Zoetis, Inc.	5,625	1,012,725

		9,425,159

Total Health Care		21,270,027

Industrials (16.3%)
Aerospace & Defense (2.1%)
Airbus SE	2,956	446,386
General Dynamics Corp.	2,712	810,101
GE Aerospace	6,651	1,132,000
L3Harris Technologies, Inc.	1,095	248,445
Lockheed Martin Corp.	2,248	1,218,236
Northrop Grumman Corp.	894	432,982

		4,288,150

Air Freight & Logistics (0.9%)
Deutsche Post AG	8,646	385,968
Expeditors International of Washington, Inc.	4,800	599,136
FedEx Corp.	964	291,369
United Parcel Service, Inc., Class B	4,700	612,739

		1,889,212

Building Products (1.1%)
Allegion plc	5,500	752,455
Geberit AG (Registered)	619	393,856
Trane Technologies plc	3,431	1,146,915

		2,293,226

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.3%)
Brambles Ltd.	40,979	$418,334
Cintas Corp.	844	644,765
Copart, Inc.*	10,314	539,732
Republic Services, Inc.	1,100	213,752
Waste Management, Inc.	4,300	871,438

		2,688,021

Construction & Engineering (0.1%)
WSP Global, Inc.	1,400	232,554

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	10,619	589,303
Eaton Corp. plc	3,244	988,739
Emerson Electric Co.	2,195	257,056
Schneider Electric SE	2,328	560,107

		2,395,205

Ground Transportation (1.4%)
Canadian National Railway Co.	4,980	576,506
CSX Corp.	26,701	937,205
Hankyu Hanshin Holdings, Inc.	8,100	231,543
Union Pacific Corp.	4,056	1,000,737

		2,745,991

Industrial Conglomerates (1.0%)
Hitachi Ltd.	20,500	443,056
Honeywell International, Inc.	7,100	1,453,725
Siemens AG (Registered)	1,223	224,183

		2,120,964

Machinery (2.9%)
Atlas Copco AB, Class A	35,680	634,097
Caterpillar, Inc.	2,584	894,581
Illinois Tool Works, Inc.	4,800	1,186,944
Knorr-Bremse AG	3,781	304,787
Otis Worldwide Corp.	3,900	368,550
PACCAR, Inc.	7,295	719,725
Pentair plc	5,900	518,433
Snap-on, Inc.	1,600	459,248
Volvo AB, Class B	22,816	581,520
Xylem, Inc.	1,854	247,509

		5,915,394

Professional Services (2.5%)
Automatic Data Processing, Inc.	5,705	1,498,247
Booz Allen Hamilton Holding Corp.	1,570	224,997
Broadridge Financial Solutions, Inc.	2,400	513,600
Jacobs Solutions, Inc.	1,600	234,160
Leidos Holdings, Inc.	2,034	293,709
Paychex, Inc.	4,091	523,730
Thomson Reuters Corp.	2,970	481,322
Verisk Analytics, Inc.	1,600	418,800
Wolters Kluwer NV	4,833	810,667

		4,999,232

Trading Companies & Distributors (1.8%)
Brenntag SE	4,227	300,965
Fastenal Co.	12,442	880,272
Ferguson plc	1,148	255,602
ITOCHU Corp.	16,000	821,460
Marubeni Corp.	12,500	236,720
Mitsui & Co. Ltd.	20,600	480,529
W.W. Grainger, Inc.	800	781,448

		3,756,996

Total Industrials		33,324,945

Information Technology (20.6%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	2,700	1,077,084

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	13,522	868,924
CDW Corp.	1,993	434,693
TE Connectivity Ltd.	2,800	432,124

		1,735,741

IT Services (1.6%)
Accenture plc, Class A	3,402	1,124,769
Bechtle AG(x)	5,404	239,034
Fujitsu Ltd.	15,600	278,589
Gartner, Inc.*	900	451,071
International Business Machines Corp.	5,138	987,215
VeriSign, Inc.*	1,395	260,879

		3,341,557

Semiconductors & Semiconductor Equipment (6.2%)
Applied Materials, Inc.	1,503	318,937
ASML Holding NV	1,110	1,019,648
Broadcom, Inc.	9,200	1,478,256
KLA Corp.	500	411,535
NVIDIA Corp.	71,610	8,379,802
NXP Semiconductors NV	2,814	740,532
QUALCOMM, Inc.	2,021	365,700

		12,714,410

Software (6.5%)
Adobe, Inc.*	1,761	971,456
Autodesk, Inc.*	1,948	482,169
Cadence Design Systems, Inc.*	2,231	597,149
Fair Isaac Corp.*	200	320,000
Microsoft Corp.	19,828	8,295,044
Oracle Corp.	6,504	906,983
Roper Technologies, Inc.	1,600	871,600
Synopsys, Inc.*	1,445	806,772

		13,251,173

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	40,895	9,081,961
Canon, Inc.	10,500	331,699
FUJIFILM Holdings Corp.	11,100	262,701
NetApp, Inc.	2,900	368,242

		10,044,603

Total Information Technology		42,164,568

Materials (1.6%)
Chemicals (1.5%)
Air Liquide SA	1,500	273,378
Corteva, Inc.	4,900	274,890
Ecolab, Inc.	3,400	784,346
Givaudan SA (Registered)	154	755,096
Sherwin-Williams Co. (The)	2,900	1,017,320

		3,105,030

Metals & Mining (0.1%)
BHP Group Ltd.	7,744	215,006

Total Materials		3,320,036

Real Estate (1.5%)
Diversified REITs (0.2%)
Nomura Real Estate Master Fund, Inc. (REIT)(x)	305	300,225

Real Estate Management & Development (0.1%)
Mitsubishi Estate Co. Ltd.	15,400	261,697

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	2,200	450,824

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	3,400	$236,742

		687,566

Specialized REITs (0.9%)
American Tower Corp. (REIT)	3,200	705,280
Crown Castle, Inc. (REIT)	3,573	393,316
Public Storage (REIT)	2,300	680,616

		1,779,212

Total Real Estate		3,028,700

Utilities (4.3%)
Electric Utilities (2.0%)
Chubu Electric Power Co., Inc.	18,300	230,820
Enel SpA	114,379	815,693
Eversource Energy	10,900	707,519
Exelon Corp.	17,371	646,201
Hydro One Ltd.(m)	13,760	431,243
Iberdrola SA	47,505	626,747
Terna - Rete Elettrica Nazionale	58,178	483,984

		3,942,207

Gas Utilities (0.5%)
Atmos Energy Corp.	5,688	727,382
Hong Kong & China Gas Co. Ltd.	308,000	251,533

		978,915

Multi-Utilities (1.8%)
Consolidated Edison, Inc.	7,600	741,152
E.ON SE	37,794	530,104
National Grid plc	26,197	333,027
Public Service Enterprise Group, Inc.	12,100	965,217
Sempra	14,500	1,160,870

		3,730,370

Total Utilities		8,651,492

Total Common Stocks (98.8%) (Cost $ 161,988,205)		201,801,191

	Number of Warrants
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc.,expiring 3/31/40(r)* (Cost $ —)	100	—

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.21% (7 day yield) (xx)	92,369	92,369
Dreyfus Treasury Obligations Cash Management Fund 5.19% (7 day yield) (xx)	92,369	92,369
Invesco Government & Agency Portfolio, Institutional Shares 5.23% (7 day yield) (xx)	426,874	426,874
JPMorgan Prime Money Market Fund, IM Shares 5.52% (7 day yield)	1,931,163	1,931,742

Total Investment Companies		2,543,354

Total Short-Term Investments (1.2%) (Cost $2,543,161)		2,543,354

Total Investments in Securities (100.0%) (Cost $164,531,366)		204,344,545
Other Assets Less Liabilities (0.0%)†		16,561

Net Assets (100%)		$204,361,106

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At July 31, 2024, the market value or fair value, as applicable, of these securities amounted to $431,243 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Fair value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at July 31, 2024.

(xx)

At July 31, 2024, the Fund had loaned securities with a total value of $842,392. This was collateralized by $257,698 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.000%, maturing 10/15/24 – 8/15/32 and by cash of $611,612 which was subsequently invested in investment companies.

Glossary:

REIT — Real Estate Investment Trust

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Canada	4.6
China	0.4
Denmark	0.4
Finland	0.4
France	0.8
Germany	2.6
Hong Kong	0.1
Ireland	0.6
Italy	0.9
Japan	4.2
Netherlands	1.4
New Zealand	0.1
Norway	0.4
Singapore	0.6
Spain	0.4
Sweden	0.6
Switzerland	2.0
United Kingdom	0.6
United States	77.4
Cash and Other	0.0 #

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2024 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,693,586	$2,307,784	$—		$14,001,370
Consumer Discretionary	15,618,261	2,561,065	—		18,179,326
Consumer Staples	17,721,879	3,921,038	—		21,642,917
Energy	3,038,180	427,213	—		3,465,393
Financials	22,400,367	10,352,050	—		32,752,417
Health Care	17,231,361	4,038,666	—		21,270,027
Industrials	25,461,464	7,863,481	—		33,324,945
Information Technology	40,032,897	2,131,671	—		42,164,568
Materials	2,076,556	1,243,480	—		3,320,036
Real Estate	2,466,778	561,922	—		3,028,700
Utilities	5,379,584	3,271,908	—		8,651,492
Short-Term Investments
Investment Companies	2,543,354	—	—		2,543,354
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$165,664,267	$38,680,278	$—		$204,344,545

Total Liabilities	$—	$—	$—		$—

Total	$165,664,267	$38,680,278	$—		$204,344,545

(a)	Value is zero.

As of July 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,679,607
Aggregate gross unrealized depreciation	(3,368,231)

Net unrealized appreciation	$39,311,376

Federal income tax cost of investments in securities and derivative instruments, if applicable	$165,033,169

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2024 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the 1290 Funds (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Fund” and collectively, the “Funds”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires funds to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Fund investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management, LLC, the Trust’s investment adviser (the “Adviser”), as the Funds’ valuation designee. As the Funds’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Fund investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Funds, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Funds’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of July 31, 2024, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2024 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.